Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Australia - 9.1%
1,041,394	AGL Energy Ltd.	$9,602,923
491,083	Ampol Ltd.	10,769,597
266,116	Ansell Ltd.	7,142,020
54,432	ASX Ltd.	3,024,177
696,868	Aurizon Holdings Ltd.	2,097,179
1,593,904	AusNet Services	2,158,538
238,814	Australia & New Zealand Banking Group Ltd.	4,183,176
446,686	Bendigo & Adelaide Bank Ltd.	3,212,467
345,406	BHP Group Ltd.	11,308,978
1,067,353	BlueScope Steel Ltd.	14,396,933
743,756	Coca-Cola Amatil Ltd.	7,420,779
22,734	Cochlear Ltd.	3,315,569
10,955	Commonwealth Bank of Australia	694,111
211,084	Computershare Ltd.	2,376,463
32,605	CSL Ltd.	7,124,711
1,134,627	Dexus REIT	8,230,030
1,046,836	Fortescue Metals Group Ltd.	18,926,548
1,188,806	GPT Group REIT	4,128,041
356,488	Insurance Australia Group Ltd.	1,292,895
234,983	JB Hi-Fi Ltd.	8,816,006
1,043,419	Medibank Pvt Ltd.	2,423,515
185,712	Mineral Resources Ltd.	5,366,761
1,239,959	Mirvac Group REIT	2,525,991
42,620	Ramsay Health Care Ltd.	2,044,959
293,032	Sonic Healthcare Ltd.	7,269,700
112,026	Suncorp Group Ltd.	841,973
2,742,688	Telstra Corp. Ltd.	6,306,859
77,457	Washington H Soul Pattinson & Co., Ltd.	1,798,471
409,583	Wesfarmers Ltd.	15,929,162
400,848	Woolworths Group Ltd.	12,159,150

		186,887,682

	Austria - 0.3%
67,256	Andritz AG	3,084,270
4,360	Mayr Melnhof Karton AG	880,222
49,420	Oesterreichische Post AG(1)	1,735,427
110,136	UNIQA Insurance Group AG	862,444
18,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	473,952

		7,036,315

	Belgium - 1.6%
11,640	Ackermans & van Haaren N.V.	1,751,781
154,858	Ageas S.A.	8,257,385
6,515	Cofinimmo S.A. REIT	970,920
90,884	Etablissements Franz Colruyt N.V.	5,389,918
6,929	Financiere de Tubize S.A.	700,281
25,845	Groupe Bruxelles Lambert S.A.	2,609,501
310,541	Proximus SADP	6,159,191
14,022	Sofina S.A.	4,752,383
25,616	UCB S.A.	2,647,810

		33,239,170

	Canada - 10.8%
98,430	Algonquin Power & Utilities Corp.(1)	1,618,610
249,078	Alimentation Couche-Tard, Inc. Class B	8,481,165
72,430	Atco Ltd. Class I	2,074,545
92,827	Bank of Montreal	7,051,646
75,366	Bank of Nova Scotia(1)	4,070,001
147,728	Barrick Gold Corp.	3,362,725
266,934	BCE, Inc.	11,404,409
63,744	Cameco Corp.	853,089
164,459	Canadian Apartment Properties REIT	6,453,144
18,006	Canadian Imperial Bank of Commerce(1)	1,536,587
10,258	Canadian National Railway Co.	1,126,770

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
5,539	Canadian Tire Corp. Ltd. Class A	$727,505
121,856	Canadian Utilities Ltd. Class A	2,973,707
143,736	CGI, Inc.*	11,393,955
2,188	Constellation Software, Inc.	2,838,767
94,100	Emera, Inc.	3,995,926
238,048	Empire Co., Ltd. Class A	6,500,542
53,779	Enghouse Systems Ltd.	2,602,414
80,901	Fortis, Inc.(1)	3,302,082
96,197	George Weston Ltd.	7,179,286
277,446	Great-West Lifeco, Inc.	6,609,487
204,332	Hydro One Ltd.(2)	4,595,064
106,635	iA Financial Corp., Inc.	4,618,618
31,668	IGM Financial, Inc.	857,820
25,008	Intact Financial Corp.	2,958,560
1,150,804	Kinross Gold Corp.	8,436,821
273,661	Loblaw Cos., Ltd.	13,491,874
19,457	Magna International, Inc.	1,376,193
147,692	Manulife Financial Corp.	2,625,764
212,834	Metro, Inc.	9,488,988
28,782	National Bank of Canada	1,618,479
114,980	Northland Power, Inc.(1)	4,121,771
145,663	Open Text Corp.	6,613,146
65,789	Parkland Corp.	2,085,728
221,910	Power Corp. of Canada(1)	5,091,389
179,487	Quebecor, Inc. Class B	4,615,380
129,104	Rogers Communications, Inc. Class B	6,005,261
142,499	Royal Bank of Canada	11,698,564
90,626	Saputo, Inc.	2,534,540
111,464	Shaw Communications, Inc. Class B	1,954,557
128,306	Stantec, Inc.	4,157,356
166,984	Sun Life Financial, Inc.	7,418,598
50,026	TC Energy Corp.	2,032,061
436,357	TELUS Corp.	8,634,663
3,388	TMX Group Ltd.	338,109
4,095	Topicus.com, Inc.*(3)(4)	118,938
57,675	Toromont Industries Ltd.	4,038,155
66,925	Toronto-Dominion Bank	3,778,058

		221,460,817

	China - 0.3%
449,000	Kerry Logistics Network Ltd.	984,414
7,512,500	Yangzijiang Shipbuilding Holdings Ltd.	5,428,395

		6,412,809

	Denmark - 2.3%
6,867	Carlsberg A/S Class B	1,100,797
66,887	Coloplast A/S Class B	10,220,786
5,040	GN Store Nord A/S	403,631
192,995	H. Lundbeck A/S	6,624,041
212,302	Novo Nordisk A/S Class B	14,889,233
13,900	Novozymes AS Class B	798,562
65,967	Pandora A/S	7,384,487
4,129	Rockwool International A/S Class B	1,546,127
8,976	SimCorp AS	1,336,035
26,404	Topdanmark A/S	1,146,698
89,386	Tryg A/S	2,822,561

		48,272,958

	Finland - 1.1%
80,052	Elisa Oyj	4,394,909
271,684	Kesko Oyj Class B	6,994,094
63,887	Kone Oyj Class B	5,195,107
64,696	Metsa Board Oyj	682,349
28,574	Nokian Renkaat Oyj	1,007,597
85,364	Orion Oyj Class B	3,919,900
13,882	TietoEVRY Oyj	456,226

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
23,000	Valmet Oyj	$657,389

		23,307,571

	France - 5.9%
12,255	Air Liquide S.A.	2,013,026
69,239	Alstom S.A.*	3,948,677
21,089	Arkema S.A.	2,412,622
51,749	AXA S.A.	1,235,451
55,840	BioMerieux	7,884,477
332,576	Bouygues S.A.	13,692,970
101,919	Carrefour S.A.	1,749,583
90,298	Cie Generale des Etablissements Michelin SCA	11,595,307
65,300	Danone S.A.	4,295,306
3,350	Dassault Aviation S.A.*	3,676,706
51,226	Eiffage S.A.*	4,954,035
47,309	Iliad S.A.	9,730,456
29,448	Korian S.A.*(1)	1,129,215
8,146	L’Oreal S.A.	3,097,755
2,066	Legrand S.A.	184,533
643,428	Orange S.A.	7,663,250
536,430	Peugeot S.A.*	14,682,524
92,590	Rubis SCA	4,302,697
98,028	Sanofi	9,439,447
6,061	Sartorius Stedim Biotech	2,159,521
17,408	SEB S.A.	3,173,634
47,265	Societe BIC S.A.	2,675,266
4,067	Sodexo S.A.	344,451
203,934	Suez	4,047,270
6,338	Total S.A.(1)	273,747
12,593	Veolia Environnement S.A.	308,317

		120,670,243

	Germany - 4.9%
7,350	adidas AG*	2,679,042
25,242	Allianz SE	6,198,589
246,537	Alstria Office AG REIT	4,464,425
50,064	Bayer AG	2,949,773
15,769	Beiersdorf AG	1,822,140
22,549	Brenntag AG	1,747,540
86,605	Covestro AG(2)	5,349,141
80,841	Deutsche Lufthansa AG*	1,069,744
24,231	Deutsche Post AG	1,200,737
506,612	Deutsche Telekom AG	9,270,082
133,264	Deutsche Wohnen SE	7,123,880
72,880	Fresenius Medical Care AG & Co. KGaA	6,081,552
63,081	Fresenius SE & Co. KGaA	2,920,595
20,151	Gerresheimer AG	2,163,542
11,421	Hannover Rueck SE	1,820,834
18,460	LEG Immobilien AG	2,869,870
100,213	Merck KGaA	17,209,101
13,151	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,906,872
4,007	SAP SE	525,674
82,062	Software AG	3,347,568
58,133	TAG Immobilien AG*	1,842,231
24,303	Talanx AG*	944,413
2,263,414	Telefonica Deutschland Holding AG	6,244,997
181,999	Uniper SE	6,288,620
4,081	United Internet AG	171,920
10,310	Vonovia SE	753,860

		100,966,742

	Hong Kong - 5.0%
979,000	BOC Hong Kong Holdings Ltd.	2,967,107
1,683,804	Cathay Pacific Airways Ltd.*	1,557,017
1,917,688	Champion REIT	1,120,363
1,191,920	Chow Tai Fook Jewellery Group Ltd.	1,498,768
793,000	CK Asset Holdings Ltd.	4,070,417

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
603,500	CK Hutchison Holdings Ltd.	$4,210,727
453,980	CLP Holdings Ltd.	4,197,962
466,633	Dairy Farm International Holdings Ltd.	1,945,859
610,000	Hang Lung Group Ltd.	1,516,769
1,905,000	Hang Lung Properties Ltd.	5,024,246
478,310	Hang Seng Bank Ltd.	8,247,522
1,307,000	Henderson Land Development Co., Ltd.	5,098,983
2,196,609	HK Electric Investments & HK Electric Investments Ltd.	2,161,523
118,384	Hongkong Land Holdings Ltd.	488,926
739,000	Hysan Development Co., Ltd.	2,711,498
103,826	Jardine Matheson Holdings Ltd.	5,814,256
34,685	Jardine Strategic Holdings Ltd.	862,963
922,500	Kerry Properties Ltd.	2,336,633
108,000	MTR Corp. Ltd.	603,803
677,750	New World Development Co., Ltd.	3,155,436
1,467,000	NWS Holdings Ltd.	1,360,322
378,494	Pacific Century Premium Developments Ltd.*	40,027
3,763,770	PCCW Ltd.	2,266,849
199,000	Power Assets Holdings Ltd.	1,077,916
2,902,000	Sino Land Co., Ltd.	3,780,083
970,000	SITC International Holdings Co., Ltd.	2,094,160
732,000	Sun Hung Kai Properties Ltd.	9,440,471
539,000	Swire Pacific Ltd. Class A	2,989,096
1,348,400	Swire Properties Ltd.	3,921,461
7,121,792	WH Group Ltd.(2)	5,970,150
1,958,000	Xinyi Glass Holdings Ltd.	5,467,052
1,952,111	Yue Yuen Industrial Holdings Ltd.	4,063,410

		102,061,775

	Ireland - 0.5%
33,050	ICON plc*	6,444,089
20,671	Kerry Group plc Class A	2,997,102

		9,441,191

	Israel - 1.4%
53,065	Bank Hapoalim BM*	363,429
784,706	Bank Leumi Le-Israel BM	4,619,080
2,000,623	Bezeq The Israeli Telecommunication Corp. Ltd.*	1,993,271
66,775	Check Point Software Technologies Ltd.*	8,875,065
89,438	First International Bank of Israel Ltd.	2,371,606
1	Isracard Ltd.	3
921,276	Israel Chemicals Ltd.	4,694,181
55,139	Strauss Group Ltd.	1,655,132
17,603	Taro Pharmaceutical Industries Ltd.*	1,292,412
98,616	Tower Semiconductor Ltd.*	2,560,613

		28,424,792

	Italy - 3.5%
1,460,653	A2A S.p.A.	2,331,379
328,991	Assicurazioni Generali S.p.A.	5,740,176
64,430	De’ Longhi S.p.A.	2,032,323
34,574	DiaSorin S.p.A.	7,195,743
359,993	Enav S.p.A.(2)	1,584,809
669,634	Enel S.p.A.	6,780,780
375,644	Eni S.p.A.	3,928,825
355,160	Freni Brembo S.p.A.*	4,693,204
1,021,745	Hera S.p.A.	3,725,465
6,382	Interpump Group S.p.A.	315,003
671,756	Iren S.p.A.	1,747,417
363,739	Italgas S.p.A.	2,314,275
139,510	Prysmian S.p.A.	4,963,882
191,715	Recordati S.p.A.	10,633,188
277,432	Snam S.p.A.	1,561,818
484,670	Terna Rete Elettrica Nazionale S.p.A.	3,706,362
887,946	Unipol Gruppo S.p.A.*	4,248,005

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
1,454,371	UnipolSai Assicurazioni S.p.A.	$3,861,505

		71,364,159

	Japan - 21.4%
92,305	ABC-Mart, Inc.	5,131,781
152,659	Aeon Co., Ltd.	5,005,092
249,482	Alfresa Holdings Corp.	4,564,594
116,241	ANA Holdings, Inc.*	2,563,618
66,888	Aozora Bank Ltd.	1,232,872
782,065	Astellas Pharma, Inc.	12,074,305
171,500	Azbil Corp.	9,368,589
16,459	Bandai Namco Holdings, Inc.	1,422,955
24,800	Benesse Holdings, Inc.	483,533
209,197	Bic Camera, Inc.	2,320,021
322,693	Bridgestone Corp.	10,576,717
332,000	Brother Industries Ltd.	6,836,476
115,997	Canon Marketing Japan, Inc.	2,644,747
316,503	Canon, Inc.	6,063,663
19,182	Casio Computer Co., Ltd.	350,402
43,900	Chubu Electric Power Co., Inc.	528,526
268,800	Chugoku Electric Power Co., Inc. (The)	3,147,651
34,000	COMSYS Holdings Corp.	1,055,451
10,900	Create SD Holdings Co., Ltd.	409,100
73,700	Dai Nippon Printing Co., Ltd.	1,324,166
1,347,017	Daiwa Securities Group, Inc.	6,131,997
71,800	Ezaki Glico Co., Ltd.	3,153,789
179,620	FUJIFILM Holdings Corp.	9,460,735
82,948	Fujitsu Ltd.	11,974,817
537,000	Haseko Corp.	6,153,044
32,900	Hisamitsu Pharmaceutical Co., Inc.	1,953,383
94,773	Hitachi Ltd.	3,731,437
236,700	Honda Motor Co., Ltd.	6,596,971
21,821	Hoya Corp.	3,015,988
39,700	Iida Group Holdings Co., Ltd.	801,344
354,671	ITOCHU Corp.	10,182,041
214,593	Japan Airlines Co., Ltd.*	4,146,574
254,700	Japan Post Bank Co., Ltd.	2,089,505
302,081	Japan Post Holdings Co., Ltd.	2,348,885
124,200	Japan Tobacco, Inc.	2,528,630
428,248	K’s Holdings Corp.	5,956,357
179,700	Kajima Corp.	2,405,399
71,649	Kaken Pharmaceutical Co., Ltd.	2,765,473
342,251	KDDI Corp.	10,163,607
171,900	Kewpie Corp.	3,779,486
213,100	Kinden Corp.	3,465,494
71,400	Kyowa Exeo Corp.	2,012,436
279,200	Kyushu Railway Co.	6,016,950
121,722	Lawson, Inc.	5,664,916
45,800	Life Corp.	1,581,452
14,200	Matsumotokiyoshi Holdings Co., Ltd.	605,162
64,600	Mazda Motor Corp.	432,982
1,425,500	Mebuki Financial Group, Inc.	2,802,814
223,050	Medipal Holdings Corp.	4,186,846
74,416	MEIJI Holdings Co., Ltd.	5,232,797
29,300	Mitsubishi Corp.	721,113
135,600	Mitsubishi Electric Corp.	2,044,934
25,400	Mitsubishi Heavy Industries Ltd.	776,429
428,676	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,055,253
40,900	Mitsui & Co., Ltd.	748,516
12,500	Mitsui Chemicals, Inc.	366,240
12,100	Morinaga Milk Industry Co., Ltd.	595,361
135,617	NEC Corp.	7,277,042
130,300	NEC Networks & System Integration Corp.	2,251,491
108,075	Nihon Kohden Corp.	4,019,643
179,600	Nikon Corp.	1,132,448
72,581	Nippo Corp.	1,985,969

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
358,406	Nippon Telegraph & Telephone Corp.	$9,183,622
29,700	Nomura Research Institute Ltd.	1,062,923
221,400	Obayashi Corp.	1,908,528
17,200	Oracle Corp. Japan	2,240,690
305,300	ORIX Corp.	4,685,436
329,951	Osaka Gas Co., Ltd.	6,749,542
13,800	Otsuka Corp.	728,461
90,104	Otsuka Holdings Co., Ltd.	3,855,678
9,900	PALTAC Corp.	537,934
46,400	Pan Pacific International Holdings Corp.	1,073,206
518,700	Panasonic Corp.	5,981,039
111,366	Resona Holdings, Inc.	388,748
129,369	Ricoh Co., Ltd.	848,301
57,200	Rinnai Corp.	6,637,183
178,600	Santen Pharmaceutical Co., Ltd.	2,897,525
71,968	Sawai Pharmaceutical Co., Ltd.	3,262,243
27,600	Secom Co., Ltd.	2,544,135
321,700	Sega Sammy Holdings, Inc.	5,069,552
238,700	Seino Holdings Co., Ltd.	3,363,926
142,165	Sekisui Chemical Co., Ltd.	2,690,594
422,448	Sekisui House Ltd.	8,592,579
191,889	Seven & i Holdings Co., Ltd.	6,800,541
66,540	Shimamura Co., Ltd.	6,986,233
449,428	Shimizu Corp.	3,264,768
66,700	Shionogi & Co., Ltd.	3,640,414
90,800	Ship Healthcare Holdings, Inc.	5,048,109
469,458	Skylark Holdings Co., Ltd.*	7,261,605
27,600	Sotetsu Holdings, Inc.	661,363
412,493	Subaru Corp.	8,240,271
77,717	Sugi Holdings Co., Ltd.	5,193,930
412,600	Sumitomo Electric Industries Ltd.	5,460,970
176,229	Sumitomo Forestry Co., Ltd.	3,676,665
383,100	Sumitomo Rubber Industries Ltd.	3,291,294
77,700	Sundrug Co., Ltd.	3,100,625
28,107	Suntory Beverage & Food Ltd.	993,661
132,682	Suzuken Co., Ltd.	4,793,490
64,200	Taisei Corp.	2,210,577
274,300	Teijin Ltd.	5,154,167
114,611	Toho Gas Co., Ltd.	7,581,899
215,200	Tohoku Electric Power Co., Inc.	1,771,708
91,500	Tokio Marine Holdings, Inc.	4,704,170
299,096	Tokyo Gas Co., Ltd.	6,906,338
211,572	Toppan Printing Co., Ltd.	2,981,619
54,100	Toshiba TEC Corp.	1,951,886
120,500	Tosoh Corp.	1,876,740
34,119	Toyo Suisan Kaisha Ltd.	1,658,941
119,100	Toyota Boshoku Corp.	1,932,224
67,300	TS Tech Co., Ltd.	2,079,394
89,047	Tsumura & Co.	2,673,696
19,100	Tsuruha Holdings, Inc.	2,715,754
29,949	West Japan Railway Co.	1,566,126
1,067,957	Yamada Denki Co., Ltd.	5,668,463
138,846	Yamaha Motor Co., Ltd.	2,829,502
208,080	Yamazaki Baking Co., Ltd.	3,474,550
35,300	Yaoko Co., Ltd.	2,458,298
94,153	Zensho Holdings Co., Ltd.	2,452,200

		439,784,045

	Luxembourg - 0.3%
9,467	Eurofins Scientific SE*	794,965
90,492	Grand City Properties S.A.	2,320,722
76,538	RTL Group S.A.*	3,721,574

		6,837,261

	Netherlands - 4.1%
211,039	ASR Nederland N.V.	8,482,420
465,363	Koninklijke Ahold Delhaize N.V.	13,158,715

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
55,615	Koninklijke DSM N.V.	$9,581,120
1,279,133	Koninklijke KPN N.V.	3,892,362
28,878	Koninklijke Philips N.V.*	1,546,908
187,785	Koninklijke Vopak N.V.	9,877,568
282,288	NN Group N.V.	12,271,830
197,065	Randstad N.V.*	12,837,168
148,402	Signify N.V.*(2)	6,269,863
72,168	Wolters Kluwer N.V.	6,098,077

		84,016,031

	New Zealand - 1.1%
118,491	Chorus Ltd.	674,830
67,484	Contact Energy Ltd.	432,923
134,853	EBOS Group Ltd.	2,786,602
375,930	Fisher & Paykel Healthcare Corp. Ltd. Class C	8,923,976
377,152	Fletcher Building Ltd.*	1,602,141
71,895	Infratil Ltd.	377,880
18,984	Mainfreight Ltd.	949,959
269,085	Mercury NZ Ltd.	1,265,130
114,371	Meridian Energy Ltd.	611,016
1,320,593	Spark New Zealand Ltd.*	4,483,758

		22,108,215

	Norway - 0.6%
102,127	Austevoll Seafood ASA	1,046,086
16,199	Equinor ASA	274,242
174,484	Leroy Seafood Group ASA	1,234,152
642,327	Orkla ASA	6,526,837
34,689	Salmar ASA	2,040,351
128,542	Telenor ASA	2,190,421

		13,312,089

	Portugal - 0.6%
359,789	Galp Energia SGPS S.A.	3,853,684
492,619	Jeronimo Martins SGPS S.A.	8,329,921

		12,183,605

	Russia - 0.5%
196,938	Polymetal International plc	4,534,746
3,202,102	VEON Ltd.	4,835,174

		9,369,920

	Singapore - 1.7%
5,708,598	ComfortDelGro Corp. Ltd.	7,213,225
266,234	DBS Group Holdings Ltd.	5,044,073
132,600	Jardine Cycle & Carriage Ltd.	1,961,435
1,402,900	Mapletree Commercial Trust REIT	2,260,944
1,092,114	Oversea-Chinese Banking Corp. Ltd.	8,312,841
291,500	Singapore Exchange Ltd.	2,046,775
899,100	Singapore Technologies Engineering Ltd.	2,598,692
88,900	Singapore Telecommunications Ltd.	155,959
416,600	Venture Corp. Ltd.	6,121,418

		35,715,362

	Spain - 1.9%
28,831	Acciona S.A.	4,116,729
38,803	Ebro Foods S.A.	899,222
133,709	Enagas S.A.	2,939,067
9,534	Grifols S.A.	278,568
26,951	Grupo Catalana Occidente S.A.	961,247
286,318	Iberdrola S.A.	4,098,795
215,244	Inmobiliaria Colonial Socimi S.A.	2,113,478
2,761,063	Mapfre S.A.	5,381,629
293,242	Merlin Properties Socimi S.A. REIT	2,791,435
60,730	Naturgy Energy Group S.A.	1,408,845
288,783	Red Electrica Corp. S.A.	5,927,285
180,578	Repsol S.A.*	933,472
338,647	Telefonica S.A.	1,344,571

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
21,843	Telefonica S.A.	$86,726
6,048	Vidrala S.A.	702,263
48,132	Viscofan S.A.	3,418,675
96,128	Zardoya Otis S.A.	673,948

		38,075,955

	Sweden - 4.0%
178,021	Axfood AB	4,157,592
69,207	Essity AB Class B	2,228,936
24,507	Getinge AB Class B	573,244
120,236	Holmen AB Class B	5,762,509
197,378	ICA Gruppen AB(1)	9,875,449
119,856	Industrivarden AB Class A*	4,001,743
218,702	Investor AB Class B	15,956,827
150,044	Kinnevik AB Class B	7,591,221
112,687	L E Lundbergforetagen AB Class B*	6,045,612
401,534	Securitas AB Class B	6,490,510
179,134	Skanska AB Class B	4,574,024
128,402	Svenska Handelsbanken AB Class A*	1,291,439
337,276	Swedbank AB Class A*	5,918,773
15,012	Swedish Match AB	1,165,856
166,262	Swedish Orphan Biovitrum AB*	3,362,673
688,538	Telia Co., AB	2,847,197
20,464	Volvo AB Class B*	482,910

		82,326,515

	Switzerland - 7.8%
138,244	Adecco Group AG	9,252,237
12,161	Allreal Holding AG	2,799,664
5,786	ALSO Holding AG*	1,656,042
58,523	Baloise Holding AG	10,427,482
58,919	Banque Cantonale Vaudoise	6,418,802
27,580	BKW AG	3,095,125
8,839	Bucher Industries AG	4,055,771
19	Chocoladefabriken Lindt & Spruengli AG	1,900,107
150,875	Credit Suisse Group AG	1,945,783
67,398	DKSH Holding AG	5,074,197
1,441	EMS-Chemie Holding AG	1,390,546
85,034	Galenica AG(2)	5,675,667
342	Givaudan S.A.	1,443,136
59,911	Kuehne + Nagel International AG	13,609,513
61,181	Logitech International S.A.	5,946,797
44,530	Nestle S.A.	5,252,218
65,518	Novartis AG	6,200,103
30,508	PSP Swiss Property AG	4,082,919
40,528	Roche Holding AG	14,167,263
25,048	SFS Group AG	2,975,327
1,469	SGS S.A.	4,437,163
7,880	Swatch Group AG (The)	2,152,859
21,909	Swiss Life Holding AG	10,221,474
76,057	Swiss Prime Site AG	7,477,067
25,690	Swisscom AG	13,865,828
8,838	Tecan Group AG	4,337,264
215,100	UBS Group AG	3,034,444
15,897	Zurich Insurance Group AG	6,717,042

		159,611,840

	United Kingdom - 8.7%
277,258	Admiral Group plc	11,013,672
82,120	AstraZeneca plc	8,221,474
129,720	B&M European Value Retail S.A.	915,329
1,167,879	BAE Systems plc	7,803,357
9,470	Bellway plc	382,525
30,749	Berkeley Group Holdings plc	1,993,173
1,028,927	BT Group plc	1,860,085
144,394	Close Brothers Group plc	2,727,782
37,755	Dialog Semiconductor plc*	2,064,460

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
1,839,939	Direct Line Insurance Group plc	$8,023,180
136,968	DS Smith plc*	701,357
191,422	Electrocomponents plc	2,277,787
62,257	Ferguson plc	7,560,476
558,293	GlaxoSmithKline plc	10,241,584
161,021	Halma plc	5,390,434
250,342	Hikma Pharmaceuticals plc	8,616,718
653,848	Howden Joinery Group plc*	6,163,487
796,021	HSBC Holdings plc*	4,122,344
464,428	IG Group Holdings plc	5,472,403
46,336	IMI plc	737,899
20,891	Intertek Group plc	1,612,896
1,781,283	J Sainsbury plc	5,490,753
390,835	Legal & General Group plc	1,422,178
195,225	Mondi plc	4,588,704
347,652	National Grid plc	4,110,676
444,054	Pearson plc(1)	4,130,023
76,353	Pennon Group plc	991,522
189,654	RELX plc	4,647,010
184,085	Rio Tinto plc	13,764,427
291,274	Sage Group plc	2,317,273
74,626	Schroders plc	3,404,072
198,284	Segro plc REIT	2,568,415
50,005	Smith & Nephew plc	1,032,150
161,802	Spectris plc	6,232,715
19,251	Spirax-Sarco Engineering plc	2,972,295
48,388	SSE plc	992,159
797,547	Standard Chartered plc*	5,079,271
441,936	Tate & Lyle plc	4,074,078
602,533	Tesco plc	1,905,885
4,698,333	WM Morrison Supermarkets plc	11,390,097

		179,016,125

	United States - 0.1%
15,787	Waste Connections, Inc.	1,617,362

	Total Common Stocks (cost $1,845,938,336)	$2,043,520,549

Preferred Stocks - 0.2%
	Germany - 0.2%
61,694	Fuchs Petrolub SE	3,505,555

	Total Preferred Stocks (cost $2,926,909)	$3,505,555

	Total Long-Term Investments (cost $1,848,865,245)	$2,047,026,104

Short-Term Investments - 1.1%
	Securities Lending Collateral - 1.1%
22,591,711	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	22,591,711
896,007	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)	896,007

		23,487,718

	U.S. Treasury Bill - 0.0%
	U.S. Treasury Bills - 0.0%
234,000	0.06%, 02/25/2021(6)(7)	233,979

	Total Short-Term Investments (cost $23,721,697)	$23,721,697

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $1,872,586,942)	100.8%	$2,070,747,801
Other Assets and Liabilities	(0.8)%	(17,110,022)

Total Net Assets	100.0%	$2,053,637,779

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $29,444,694, representing 1.4% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At December 31, 2020, the aggregate fair value of this security was $118,938, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third-party pricing service methodology approved by the Board of Trustees.

(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2020, the market value of securities pledged was $233,979.

Futures Contracts Outstanding at December 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	26	03/19/2021	$2,770,040	$44,021

Total futures contracts				$44,021

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$186,887,682	$186,887,682	$—	$—
Austria	7,036,315	7,036,315	—	—
Belgium	33,239,170	33,239,170	—	—
Canada	221,460,817	221,341,879	—	118,938
China	6,412,809	6,412,809	—	—
Denmark	48,272,958	48,272,958	—	—
Finland	23,307,571	23,307,571	—	—
France	120,670,243	120,670,243	—	—
Germany	100,966,742	100,966,742	—	—
Hong Kong	102,061,775	102,061,775	—	—
Ireland	9,441,191	9,441,191	—	—
Israel	28,424,792	28,424,792	—	—
Italy	71,364,159	71,364,159	—	—
Japan	439,784,045	439,784,045	—	—
Luxembourg	6,837,261	6,837,261	—	—
Netherlands	84,016,031	84,016,031	—	—
New Zealand	22,108,215	22,108,215	—	—
Norway	13,312,089	13,312,089	—	—
Portugal	12,183,605	12,183,605	—	—
Russia	9,369,920	9,369,920	—	—
Singapore	35,715,362	35,715,362	—	—
Spain	38,075,955	37,989,229	86,726	—
Sweden	82,326,515	82,326,515	—	—
Switzerland	159,611,840	159,611,840	—	—
United Kingdom	179,016,125	179,016,125	—	—
United States	1,617,362	1,617,362	—	—
Preferred Stocks	3,505,555	3,505,555	—	—
Short-Term Investments	23,721,697	23,487,718	233,979	—
Futures Contracts(2)	44,021	44,021	—	—

Total	$2,070,791,822	$2,070,352,179	$320,705	$118,938

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended December 31, 2020 is not presented.

Hartford Multifactor Diversified International ETF
Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.3%
	Australia - 7.2%
2,860	AGL Energy Ltd.	$26,373
240	Ampol Ltd.	5,263
265	Ansell Ltd.	7,112
384	Australia & New Zealand Banking Group Ltd.	6,726
1,590	BHP Group Ltd.	52,058
4,222	BlueScope Steel Ltd.	56,948
23	CSL Ltd.	5,026
2,767	Dexus REIT	20,070
3,695	Fortescue Metals Group Ltd.	66,805
882	JB Hi-Fi Ltd.	33,091
884	Mineral Resources Ltd.	25,546
237	Sonic Healthcare Ltd.	5,880
930	Wesfarmers Ltd.	36,169
1,312	Woolworths Group Ltd.	39,798

		386,865

	Austria - 0.5%
89	Mayr Melnhof Karton AG	17,968
213	Oesterreichische Post AG(1)	7,479

		25,447

	Belgium - 1.6%
39	Ackermans & van Haaren N.V.	5,869
195	Ageas S.A.	10,398
405	Etablissements Franz Colruyt N.V.	24,019
84	Sofina S.A.	28,470
154	UCB S.A.	15,918

		84,674

	Brazil - 0.3%
2,000	Telefonica Brasil S.A.	17,905

	Canada - 4.4%
418	Alimentation Couche-Tard, Inc. Class B	14,233
96	Bank of Montreal	7,293
100	Bank of Nova Scotia	5,400
800	Barrick Gold Corp.	18,210
200	BCE, Inc.	8,545
156	Canadian Apartment Properties REIT	6,121
72	CGI, Inc.*	5,707
1,082	Empire Co., Ltd. Class A	29,547
200	George Weston Ltd.	14,926
53	Great-West Lifeco, Inc.	1,263
3,000	Kinross Gold Corp.	21,994
478	Loblaw Cos., Ltd.	23,566
525	Manulife Financial Corp.	9,334
253	Power Corp. of Canada(1)	5,805
395	Royal Bank of Canada	32,428
300	Stantec, Inc.	9,720
213	Sun Life Financial, Inc.	9,463
100	TC Energy Corp.	4,062
100	Toronto-Dominion Bank	5,645

		233,262

	Chile - 0.3%
134	Empresa Nacional de Telecomunicaciones S.A.	831
97,140	Enel Americas S.A.	15,861

		16,692

	China - 7.5%
145,000	Bank of China Ltd. Class H	49,556
68,000	Bank of Communications Co., Ltd. Class H	35,956
24,000	China Construction Bank Corp. Class H	18,231
26,000	China Everbright Bank Co., Ltd. Class H	9,892
3,000	China Life Insurance Co., Ltd. Class H	6,616

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
37,000	China Minsheng Banking Corp. Ltd. Class H	$21,092
2,000	China National Building Material Co., Ltd. Class H	2,404
4,000	China Petroleum & Chemical Corp. Class H	1,790
64,000	China Telecom Corp. Ltd. Class H	17,746
29,500	Great Wall Motor Co., Ltd. Class H	101,202
13,000	Industrial & Commercial Bank of China Ltd. Class H	8,433
47,000	People’s Insurance Co., Group of China Ltd. Class H	14,911
18,000	PICC Property & Casualty Co., Ltd. Class H	13,627
2,000	Ping An Insurance Group Co., of China Ltd. Class H	24,504
7,000	Postal Savings Bank of China Co., Ltd. Class H(2)	3,954
6,000	Sinopharm Group Co., Ltd. Class H	14,594
239	Vipshop Holdings Ltd. ADR*	6,718
24,000	Weichai Power Co., Ltd. Class H	48,162
5,000	Yangzijiang Shipbuilding Holdings Ltd.	3,613

		403,001

	Denmark - 1.5%
106	Coloplast A/S Class B	16,198
740	Novo Nordisk A/S Class B	51,898
99	Pandora A/S	11,082

		79,178

	Finland - 0.4%
113	Kone Oyj Class B	9,189
241	Orion Oyj Class B	11,067

		20,256

	France - 3.5%
95	BioMerieux	13,414
1,186	Bouygues S.A.	48,830
111	Cie de Saint-Gobain*	5,093
93	Cie Generale des Etablissements Michelin SCA	11,942
89	Eiffage S.A.*	8,607
9	L’Oreal S.A.	3,422
275	Orange S.A.	3,275
1,191	Peugeot S.A.*	32,599
266	Sanofi	25,614
100	Schneider Electric SE	14,475
421	Total S.A.(1)	18,184

		185,455

	Germany - 2.9%
19	adidas AG*	6,925
121	Allianz SE	29,714
280	Bayer AG	16,498
157	Deutsche Post AG	7,780
768	Deutsche Telekom AG	14,053
441	Deutsche Wohnen SE	23,574
88	Fresenius Medical Care AG & Co. KGaA	7,343
213	Merck KGaA	36,577
21	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,239
124	Uniper SE	4,285

		152,988

	Hong Kong - 3.2%
8,000	China Resources Cement Holdings Ltd.	8,935
3,000	CK Asset Holdings Ltd.	15,399
8,000	Hang Lung Group Ltd.	19,892
4,300	Hang Lung Properties Ltd.	11,341
2,000	Henderson Land Development Co., Ltd.	7,803
5,000	Hysan Development Co., Ltd.	18,346
8,500	Kerry Properties Ltd.	21,530
2,000	New World Development Co., Ltd.	9,311
2,000	Sino Land Co., Ltd.	2,605
4,000	Sun Art Retail Group Ltd.	4,065
3,000	Sun Hung Kai Properties Ltd.	38,690
10,000	WH Group Ltd.(2)	8,383

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
3,000	Yue Yuen Industrial Holdings Ltd.	$6,245

		172,545

	India - 0.3%
249	Dr. Reddy’s Laboratories Ltd. ADR	17,751

	Indonesia - 2.5%
42,600	Adaro Energy Tbk PT	4,336
13,600	Astra International Tbk PT	5,832
11,500	Bank Negara Indonesia Persero Tbk PT	5,054
484,600	Buana Lintas Lautan Tbk PT*	12,072
182,200	Bukit Asam Tbk PT	36,440
40,700	Indofood Sukses Makmur Tbk PT	19,843
24,000	Kalbe Farma Tbk PT	2,528
258,600	Mitra Adiperkasa Tbk PT*	14,541
40,500	Sarana Menara Nusantara Tbk PT	2,767
68,000	Telekomunikasi Indonesia Persero Tbk PT	16,020
7,100	United Tractors Tbk PT	13,442

		132,875

	Israel - 2.4%
552	Airport City Ltd.*	8,373
12,595	Bezeq The Israeli Telecommunication Corp. Ltd.*	12,549
99	Check Point Software Technologies Ltd.*	13,158
140	Danel Adir Yeoshua Ltd.	23,083
15	Nova Measuring Instruments Ltd.*	1,059
265	Rami Levy Chain Stores Hashikma Marketing Ltd.	18,570
1,065	Shufersal Ltd.	8,226
434	Taro Pharmaceutical Industries Ltd.*	31,864
407	Tower Semiconductor Ltd.*	10,568

		127,450

	Italy - 1.7%
2,901	Enel S.p.A.	29,376
511	Eni S.p.A.	5,344
477	Prysmian S.p.A.	16,972
63	Recordati S.p.A.	3,494
13,704	UnipolSai Assicurazioni S.p.A.	36,386

		91,572

	Japan - 13.9%
100	Aeon Co., Ltd.	3,279
400	Alfresa Holdings Corp.	7,318
3,100	Astellas Pharma, Inc.	47,861
700	Bridgestone Corp.	22,943
2,200	Brother Industries Ltd.	45,302
200	Canon, Inc.	3,832
100	Chugai Pharmaceutical Co., Ltd.	5,330
100	Dai Nippon Printing Co., Ltd.	1,797
2,700	Daiwa Securities Group, Inc.	12,291
100	Eisai Co., Ltd.	7,140
300	Fujitsu Ltd.	43,310
1,300	Haseko Corp.	14,896
300	Hitachi Ltd.	11,812
1,000	Honda Motor Co., Ltd.	27,871
100	Hoya Corp.	13,821
1,400	ITOCHU Corp.	40,192
2,800	K’s Holdings Corp.	38,944
700	Kajima Corp.	9,370
1,600	KDDI Corp.	47,514
2,800	Kyushu Financial Group, Inc.	11,472
10,000	Mebuki Financial Group, Inc.	19,662
100	MEIJI Holdings Co., Ltd.	7,032
1,400	Mitsubishi Electric Corp.	21,113
400	NEC Corp.	21,463
300	Nippon Gas Co., Ltd.	16,069
1,300	Nippon Telegraph & Telephone Corp.	33,310
500	Olympus Corp.	10,928

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
300	ORIX Corp.	$4,604
700	Osaka Gas Co., Ltd.	14,319
2,500	Panasonic Corp.	28,827
100	Sawai Pharmaceutical Co., Ltd.	4,533
700	Sekisui House Ltd.	14,238
800	Seven & i Holdings Co., Ltd.	28,352
100	Shimamura Co., Ltd.	10,499
700	Shimizu Corp.	5,085
1,000	Subaru Corp.	19,977
500	Sumitomo Electric Industries Ltd.	6,618
300	Taisei Corp.	10,330
100	Toho Gas Co., Ltd.	6,615
400	Tokio Marine Holdings, Inc.	20,565
700	Tokyo Gas Co., Ltd.	16,163
100	Toppan Printing Co., Ltd.	1,409
200	Yamaha Motor Co., Ltd.	4,076

		742,082

	Luxembourg - 0.1%
138	RTL Group S.A.*	6,710

	Malaysia - 2.8%
28,600	BerMaz Auto Bhd	10,309
18,300	CIMB Group Holdings Bhd	19,562
10,700	DiGi.Com Bhd	11,013
3,900	KLCCP Stapled Group	6,864
16,600	Malayan Banking Bhd	34,913
3,100	Petronas Dagangan Bhd	16,492
2,000	Petronas Gas Bhd	8,542
23,100	RHB Bank Bhd	31,298
2,900	TIME dotCom Bhd	9,560

		148,553

	Mexico - 0.6%
4,000	America Movil S.A.B. de C.V. Class L	2,909
5,900	Coca-Cola Femsa S.A.B. de C.V.	27,138
90	Gruma S.A.B. de C.V. Class B	1,071

		31,118

	Netherlands - 1.7%
1,624	Koninklijke Ahold Delhaize N.V.	45,920
54	Koninklijke DSM N.V.	9,303
449	NN Group N.V.	19,519
802	Royal Dutch Shell plc Class A	14,228

		88,970

	New Zealand - 2.1%
1,014	EBOS Group Ltd.	20,953
1,990	Fisher & Paykel Healthcare Corp. Ltd. Class C	47,240
12,547	Spark New Zealand Ltd.*	42,600

		110,793

	Norway - 1.3%
132	Austevoll Seafood ASA	1,352
241	Equinor ASA	4,080
5,049	Europris ASA(2)	30,134
1,903	Orkla ASA	19,337
1,246	Veidekke ASA	16,124

		71,027

	Philippines - 1.8%
4,200	First Gen Corp.	2,462
730	Globe Telecom, Inc.	30,858
3,030	Manila Electric Co.	18,424
1,040	Metropolitan Bank & Trust Co.	1,062
1,615	PLDT, Inc.	45,063

		97,869

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Poland - 0.7%
813	Asseco Poland S.A.	$14,859
580	Jastrzebska Spolka Weglowa S.A.*	4,039
1,102	Polski Koncern Naftowy ORLEN S.A.	17,071
382	Powszechny Zaklad Ubezpieczen S.A.*	3,318

		39,287

	Singapore - 0.5%
2,100	Oversea-Chinese Banking Corp. Ltd.	15,985
600	Venture Corp. Ltd.	8,816

		24,801

	South Africa - 0.4%
574	AngloGold Ashanti Ltd.	13,385
207	Kumba Iron Ore Ltd.	8,777

		22,162

	South Korea - 6.7%
42	Binggrae Co., Ltd.	2,208
107	Chongkundang Holdings Corp.	12,559
92	CJ Corp.	7,800
407	Daesang Corp.	9,760
2,044	Daesang Holdings Co., Ltd.	19,192
1,195	DongKook Pharmaceutical Co., Ltd.	32,177
143	DoubleUGames Co., Ltd.	7,925
171	GS Home Shopping, Inc.	21,881
692	Handsome Co., Ltd.	19,270
151	Huons Co., Ltd.	8,590
197	Hyundai Home Shopping Network Corp.	14,780
366	Hyundai Marine & Fire Insurance Co., Ltd.	7,665
415	KEPCO Plant Service & Engineering Co., Ltd.	11,346
149	Kia Motors Corp.	8,559
1,553	Korea Information & Communications Co., Ltd.*	12,967
2,385	Korean Reinsurance Co.	17,323
1,720	Kyungdong Pharm Co., Ltd.	17,734
3,394	LG Uplus Corp.	36,711
18	NongShim Co., Ltd.	4,971
166	S-1 Corp.	12,989
685	Samsung Electronics Co., Ltd.	51,077
14	SK Holdings Co., Ltd.	3,099
221	Spigen Korea Co., Ltd.	13,244
23	Woongjin Coway Co., Ltd.*	1,539

		355,366

	Spain - 0.3%
1,083	Iberdrola S.A.	15,504

	Sweden - 4.2%
195	Axfood AB	4,554
230	Holmen AB Class B	11,023
195	ICA Gruppen AB(1)	9,757
1,246	Industrivarden AB Class A*	41,601
746	Investor AB Class B	54,429
672	Kinnevik AB Class B	33,999
1,041	L E Lundbergforetagen AB Class B*	55,849
338	Securitas AB Class B	5,464
440	Volvo AB Class B*	10,383

		227,059

	Switzerland - 3.1%
636	Credit Suisse Group AG	8,202
109	Kuehne + Nagel International AG	24,761
40	Nestle S.A.	4,718
140	Roche Holding AG	48,939
35	Swiss Life Holding AG	16,329
53	Swisscom AG	28,606
1,205	UBS Group AG	16,999

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
42	Zurich Insurance Group AG	$17,747

		166,301

	Taiwan - 6.6%
3,000	Asustek Computer, Inc.	26,746
7,000	Chicony Electronics Co., Ltd.	21,475
1,000	China Development Financial Holding Corp.	331
3,000	ChipMOS Technologies, Inc.	3,668
1,000	Chunghwa Telecom Co., Ltd.	3,879
10,000	Compal Electronics, Inc.	7,367
1,000	Far EasTone Telecommunications Co., Ltd.	2,178
2,000	Foxconn Technology Co., Ltd.	3,801
2,000	Getac Technology Corp.	3,481
4,000	Great Wall Enterprise Co., Ltd.	7,232
12,800	Hon Hai Precision Industry Co., Ltd.	41,910
13,000	Lite-On Technology Corp.	23,041
16,000	Pegatron Corp.	38,323
23,000	Pou Chen Corp.	25,703
2,000	Powertech Technology, Inc.	6,755
6,000	Radiant Opto-Electronics Corp.	24,343
8,000	Sigurd Microelectronics Corp.	12,883
55	Silicon Motion Technology Corp. ADR	2,648
4,000	Synnex Technology International Corp.	6,691
4,000	Systex Corp.	12,485
5,000	Tripod Technology Corp.	21,087
2,000	United Integrated Services Co., Ltd.	15,375
19,000	Wistron Corp.	20,962
5,000	Zhen Ding Technology Holding Ltd.	20,286

		352,650

	Thailand - 2.7%
3,300	Advanced Info Service PCL NVDR	19,386
3,300	Bangkok Bank PCL NVDR	13,052
9,100	Charoen Pokphand Foods PCL NVDR	8,125
205,400	Jasmine International PCL NVDR	21,802
47,400	Krung Thai Bank PCL NVDR	17,561
3,500	MK Restaurants Group PCL NVDR	5,754
8,700	PTT PCL NVDR	12,342
1,004	Siam Cement PCL NVDR	12,667
12,500	Siam Makro PCL NVDR	16,480
8,500	Tipco Asphalt PCL NVDR	4,965
22,100	United Paper PCL NVDR	9,589

		141,723

	Turkey - 3.4%
4,670	AG Anadolu Grubu Holding AS*	16,600
1,282	Alkim Alkali Kimya AS	2,570
74,107	Dogan Sirketler Grubu Holding AS	30,610
23,074	Haci Omer Sabanci Holding AS	35,577
21,279	Halk Gayrimenkul Yatirim Ortakligi AS REIT	9,190
8,648	Is Yatirim Menkul Degerler AS Class A	20,548
21,359	Koza Anadolu Metal Madencilik Isletmeleri AS*	44,514
1,566	Tekfen Holding AS	3,496
3,714	Tofas Turk Otomobil Fabrikasi AS	16,950

		180,055

	United Kingdom - 6.2%
394	Admiral Group plc	15,651
109	Anglo American plc	3,612
239	Ashtead Group plc	11,232
113	AstraZeneca plc	11,313
2,893	BAE Systems plc	19,330
210	Ferguson plc	25,502
1,573	GlaxoSmithKline plc	28,856
648	Hikma Pharmaceuticals plc	22,304
475	Howden Joinery Group plc*	4,478
165	HSBC Holdings plc*	855

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
2,119	IG Group Holdings plc		$24,968
496	Kingfisher plc*		1,833
3,908	Legal & General Group plc		14,221
715	Mondi plc		16,806
970	National Grid plc		11,469
622	RELX plc		15,241
712	Rio Tinto plc		53,238
757	Segro plc REIT		9,806
384	Spectris plc		14,792
671	Standard Chartered plc*		4,273
9,791	WM Morrison Supermarkets plc		23,736

			333,516

	Total Common Stocks (cost $4,656,971)		$5,303,462

Preferred Stocks - 0.4%
	Brazil - 0.3%
6,600	Itau S.A. *		14,905

	Chile - 0.1%
3,003	Embotelladora Andina S.A. Class B*		7,730

	Total Preferred Stocks (cost $20,500)		$22,635

	Total Long-Term Investments (cost $4,677,471)		$5,326,097

Short-Term Investments - 0.8%
	Securities Lending Collateral - 0.8%
39,313	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		39,313
1,559	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		1,559

			40,872

	Total Short-Term Investments (cost $40,872)		$40,872

	Total Investments (cost $4,718,343)	100.5%	$5,366,969
	Other Assets and Liabilities	(0.5)%	(26,924)

	Total Net Assets	100.0%	$5,340,045

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $42,471, representing 0.8% of net assets.

(3)	Current yield as of period end.

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$386,865	$386,865	$—	$—
Austria	25,447	25,447	—	—
Belgium	84,674	84,674	—	—
Brazil	17,905	17,905	—	—
Canada	233,262	233,262	—	—
Chile	16,692	16,692	—	—
China	403,001	403,001	—	—
Denmark	79,178	79,178	—	—
Finland	20,256	20,256	—	—
France	185,455	185,455	—	—
Germany	152,988	152,988	—	—
Hong Kong	172,545	172,545	—	—
India	17,751	17,751	—	—
Indonesia	132,875	132,875	—	—
Israel	127,450	127,450	—	—
Italy	91,572	91,572	—	—
Japan	742,082	742,082	—	—
Luxembourg	6,710	6,710	—	—
Malaysia	148,553	148,553	—	—
Mexico	31,118	31,118	—	—
Netherlands	88,970	88,970	—	—
New Zealand	110,793	110,793	—	—
Norway	71,027	71,027	—	—
Philippines	97,869	97,869	—	—
Poland	39,287	39,287	—	—
Singapore	24,801	24,801	—	—
South Africa	22,162	22,162	—	—
South Korea	355,366	355,366	—	—
Spain	15,504	15,504	—	—
Sweden	227,059	227,059	—	—
Switzerland	166,301	166,301	—	—
Taiwan	352,650	352,650	—	—
Thailand	141,723	141,723	—	—
Turkey	180,055	180,055	—	—
United Kingdom	333,516	333,516	—	—
Preferred Stocks	22,635	22,635	—	—
Short-Term Investments	40,872	40,872	—	—

Total	$5,366,969	$5,366,969	$—	$—

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Brazil - 2.5%
7,622	B2W Cia Digital*	$110,951
10,993	B3 S.A. - Brasil Bolsa Balcao	131,174
7,679	Banco do Brasil S.A.	57,361
13,840	BB Seguridade Participacoes S.A.	78,950
9,706	Equatorial Energia S.A.	43,277
3,452	JBS S.A.	15,724
5,632	Lojas Americanas S.A.	28,506
11,629	Magazine Luiza S.A.	55,859
24,441	Telefonica Brasil S.A.	218,803
33,317	TIM S.A.	93,969
7,921	Transmissora Alianca de Energia Eletrica S.A.	50,827
15,191	Vale S.A.	255,757

		1,141,158

	Chile - 2.5%
2,366,896	Banco de Chile	241,687
2,925,148	Banco Santander Chile	140,391
1,348	Cia Cervecerias Unidas S.A.	9,955
625,554	Colbun S.A.	110,495
11,822	Empresa Nacional de Telecomunicaciones S.A.	73,361
9,405	Empresas COPEC S.A.	95,440
2,007,302	Enel Americas S.A.	327,751
40,073	SACI Falabella	148,335

		1,147,415

	China - 22.6%
661,000	Agricultural Bank of China Ltd. Class H	242,104
7,200	Alibaba Group Holding Ltd.*	215,986
10,000	ANTA Sports Products Ltd.	158,502
1,215,000	Bank of China Ltd. Class H	415,245
757,000	Bank of Communications Co., Ltd. Class H	400,279
3,500	BYD Co., Ltd. Class H	91,722
13,000	China Communications Construction Co., Ltd. Class H	5,617
9,000	China Conch Venture Holdings Ltd.	43,759
558,000	China Construction Bank Corp. Class H	423,869
607,000	China Everbright Bank Co., Ltd. Class H	230,937
4,000	China International Capital Corp. Ltd. Class H*(1)	10,833
55,000	China Life Insurance Co., Ltd. Class H	121,295
3,000	China Mengniu Dairy Co., Ltd.*	18,107
24,000	China Merchants Bank Co., Ltd. Class H	151,667
561,000	China Minsheng Banking Corp. Ltd. Class H	319,792
138,000	China National Building Material Co., Ltd. Class H	165,874
5,600	China Pacific Insurance Group Co., Ltd. Class H	21,919
350,000	China Petroleum & Chemical Corp. Class H	156,632
55,500	China Railway Construction Corp. Ltd. Class H	30,349
141,000	China Railway Group Ltd. Class H	62,191
578,000	China Telecom Corp. Ltd. Class H	160,269
8,600	China Vanke Co., Ltd. Class H	29,669
80,000	CNOOC Ltd.	74,079
65,071	Country Garden Holdings Co., Ltd.	89,963
71,440	CSPC Pharmaceutical Group Ltd.	73,063
5,400	ENN Energy Holdings Ltd.	79,254
46,000	Fosun International Ltd.	72,258
21,000	Geely Automobile Holdings Ltd.	71,771
320,500	Great Wall Motor Co., Ltd. Class H	1,099,493
80,000	Guangzhou Automobile Group Co., Ltd. Class H	88,936
587,000	Industrial & Commercial Bank of China Ltd. Class H	380,793
3,583	JD.com, Inc. ADR*	314,946
76	JOYY, Inc.	6,078
182,000	Lenovo Group Ltd.	171,817
28,500	Li Ning Co., Ltd.	195,909
15,000	Longfor Properties Co., Ltd.(1)	87,827
1,638	NetEase, Inc. ADR	156,871

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
154	New Oriental Education & Technology Group, Inc. ADR*	$28,615
500,000	People’s Insurance Co., Group of China Ltd. Class H	158,631
298,000	PetroChina Co., Ltd. Class H	92,238
216,000	PICC Property & Casualty Co., Ltd. Class H	163,521
37,500	Ping An Insurance Group Co., of China Ltd. Class H	459,449
486,000	Postal Savings Bank of China Co., Ltd. Class H(1)	274,532
167,000	Powerlong Real Estate Holdings Ltd.	115,227
2,271	Semiconductor Manufacturing International Corp.*	6,473
40,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	90,381
41,200	Sinopharm Group Co., Ltd. Class H	100,212
1,617	TAL Education Group ADR*	115,632
3,400	Tencent Holdings Ltd.	247,309
61,000	Times China Holdings, Ltd.	84,807
38,000	Tingyi Cayman Islands Holding Corp.	64,886
16,000	Tsingtao Brewery Co., Ltd. Class H	167,555
23,191	Vipshop Holdings Ltd. ADR*	651,899
187,000	Weichai Power Co., Ltd. Class H	375,261
32,000	Xinyi Solar Holdings Ltd.	83,571
2,842	Yum China Holdings, Inc.	162,250
42,000	Zhongsheng Group Holdings Ltd.	299,271
6,997	ZTO Express Cayman, Inc. ADR	204,033

		10,385,428

	Colombia - 0.3%
196,898	Grupo Energia Bogota S.A. ESP	152,545

	Hong Kong - 1.8%
10,500	China Mobile Ltd.	59,854
26,500	China Overseas Land & Investment Ltd.	57,622
204,000	China Resources Cement Holdings Ltd.	227,840
10,000	China Resources Gas Group Ltd.	53,200
56,000	Hopson Development Holdings Ltd.	142,711
14,500	Shimao Group Holdings Ltd.	46,190
33,750	Sino Biopharmaceutical Ltd.	32,645
186,000	Sun Art Retail Group Ltd.	189,026

		809,088

	India - 4.2%
5,233	Dr. Reddy’s Laboratories Ltd. ADR	373,061
4,156	HDFC Bank Ltd. ADR*	300,312
10,142	ICICI Bank Ltd. ADR*	150,710
28,168	Infosys Ltd. ADR	477,448
6,858	Reliance Industries Ltd. GDR(1)	375,133
524	State Bank of India GDR*	19,624
7,434	Vedanta Ltd. ADR	65,270
11,520	Wipro Ltd. ADR	65,088
1,298	WNS Holdings Ltd. ADR*	93,521

		1,920,167

	Indonesia - 3.8%
680,500	Astra International Tbk PT	291,816
164,700	Bank Mandiri Persero Tbk PT	74,144
316,200	Bank Rakyat Indonesia Persero Tbk PT	93,847
4,117,200	Buana Lintas Lautan Tbk PT*	102,564
721,300	Bukit Asam Tbk PT	144,260
168,600	Indofood Sukses Makmur Tbk PT	82,200
908,900	Merdeka Copper Gold Tbk PT*	157,197
2,072,300	Mitra Adiperkasa Tbk PT*	116,521
3,901,000	Sarana Menara Nusantara Tbk PT	266,545
1,136,300	Telekomunikasi Indonesia Persero Tbk PT	267,698
80,400	Unilever Indonesia Tbk PT	42,060
55,600	United Tractors Tbk PT	105,264

		1,744,116

	Malaysia - 4.2%
68,400	Axis Real Estate Investment Trust REIT	34,519
34,800	BerMaz Auto Bhd	12,544
219,300	CIMB Group Holdings Bhd	234,429

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
197,100	DiGi.Com Bhd	$202,857
32,900	Hartalega Holdings Bhd	99,293
59,200	KLCCP Stapled Group	104,198
168,000	Malayan Banking Bhd	353,332
51,000	MISC Bhd	87,103
84,200	Petronas Chemicals Group Bhd	155,527
12,900	Petronas Dagangan Bhd	68,629
46,700	Petronas Gas Bhd	199,455
57,600	RHB Bank Bhd	78,041
26,680	Supermax Corp. Bhd*	39,862
48,400	Tenaga Nasional Bhd	125,377
31,200	TIME dotCom Bhd	102,849
13,100	Top Glove Corp. Bhd	19,931

		1,917,946

	Mexico - 4.2%
558,152	America Movil S.A.B. de C.V. Class L	405,893
5,360	Arca Continental S.A.B. de C.V.	25,598
60,375	Coca-Cola Femsa S.A.B. de C.V.	277,703
27,526	El Puerto de Liverpool S.A.B. de C.V. Class C1*	96,342
23,286	Fomento Economico Mexicano S.A.B. de C.V.	176,385
17,738	Gruma S.A.B. de C.V. Class B	211,132
61,049	Grupo Bimbo S.A.B. de C.V. Class A	132,206
3,575	Grupo Elektra S.A.B. de C.V.	236,384
17,365	Grupo Financiero Banorte S.A.B. de C.V. Class O*	95,559
99,887	Wal-Mart de Mexico S.A.B. de C.V.	280,228

		1,937,430

	Philippines - 2.7%
9,365	Ayala Corp.	161,272
19,730	Bank of the Philippine Islands	33,422
42,030	BDO Unibank, Inc.	93,471
19,200	First Gen Corp.	11,254
6,110	Globe Telecom, Inc.	258,276
51,801	JG Summit Holdings, Inc.	77,232
18,650	Manila Electric Co.	113,399
11,970	PLDT, Inc.	333,999
7,640	SM Investments Corp.	166,884

		1,249,209

	Poland - 2.9%
6,840	Asseco Poland S.A.	125,014
1,800	Bank Polska Kasa Opieki S.A.*	29,517
981	Budimex S.A.	80,960
377	CD Projekt S.A.*	27,794
2,775	Dino Polska S.A.*(1)	215,535
1,299	KGHM Polska Miedz S.A.*	63,800
4,173	LiveChat Software S.A.	117,597
16	LPP S.A.*	35,577
18,690	Polski Koncern Naftowy ORLEN S.A.	289,529
6,557	Powszechna Kasa Oszczednosci Bank Polski S.A.*	50,541
28,232	Powszechny Zaklad Ubezpieczen S.A.*	245,193
96,276	Tauron Polska Energia S.A.*	70,334
1,467	X-Trade Brokers Dom Maklerski S.A.(1)	7,048

		1,358,439

	Russia - 2.8%
5,055	Gazprom Neft PJSC ADR	108,430
37,652	Gazprom PJSC ADR	210,625
3,935	LUKOIL PJSC ADR	268,367
9,369	MMC Norilsk Nickel PJSC ADR	292,313
7,565	Mobile TeleSystems PJSC ADR	67,707
1,515	Polyus PJSC GDR	152,712
10,723	Sberbank of Russia PJSC ADR	155,698
288	Severstal PAO GDR	5,060
1,836	Surgutneftegas PJSC ADR	8,478

		1,269,390

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	South Africa - 2.6%
5,950	Absa Group Ltd.	$48,552
13,524	AngloGold Ashanti Ltd.	315,360
31,158	Gold Fields Ltd.	291,815
7,153	Kumba Iron Ore Ltd.	303,291
368	Naspers Ltd. Class N	75,644
2,275	Shoprite Holdings Ltd.	21,683
16,678	Vodacom Group Ltd.	141,236

		1,197,581

	South Korea - 14.5%
1,225	Binggrae Co., Ltd.	64,391
1,408	Boryung Pharmaceutical Co., Ltd.	24,692
567	Chongkundang Holdings Corp.	66,549
751	CJ Corp.	63,672
328	Com2uSCorp	48,099
2,963	Daesang Corp.	71,054
14,554	Daesang Holdings Co., Ltd.	136,657
5,411	Danawa Co., Ltd.	153,170
573	DB Insurance Co., Ltd.	23,077
10,047	DongKook Pharmaceutical Co., Ltd.	270,528
2,977	Doosan Infracore Co., Ltd.*	21,705
4,441	DoubleUGames Co., Ltd.	246,109
1,781	F&F Co., Ltd.	138,375
1,495	GS Home Shopping, Inc.	191,296
3,049	Hancom, Inc.*	52,908
9,360	Handsome Co., Ltd.	260,646
1,687	Hankook Tire & Technology Co., Ltd.	61,187
188	Hansol Chemical Co., Ltd.	34,007
866	Hanssem Co., Ltd.	83,308
879	Hite Jinro Co., Ltd.	25,772
677	Huons Co., Ltd.	38,515
7,244	HyosungITX Co., Ltd.	154,709
2,594	Hyundai Home Shopping Network Corp.	194,616
1,596	Hyundai Livart Furniture Co., Ltd.	23,434
6,789	Hyundai Marine & Fire Insurance Co., Ltd.	142,180
352	Hyundai Motor Co.*	62,215
3,037	JB Financial Group Co., Ltd.	15,768
1,851	KC Co., Ltd.	47,114
687	KEPCO Plant Service & Engineering Co., Ltd.	18,783
5,018	Kginicis Co., Ltd.	93,080
2,995	Kia Motors Corp.	172,041
643	KoMiCo Ltd.	29,566
27,292	Korea Information & Communications Co., Ltd.*	227,873
19,357	Korean Reinsurance Co.	140,593
330	KT&G Corp.*	25,244
12,779	Kyungdong Pharm Co., Ltd.	131,754
165	LG Chem Ltd.	125,159
1,844	LG Electronics, Inc.*	229,163
27,091	LG Uplus Corp.	293,031
2,726	Mcnex Co., Ltd.	101,381
859	NAVER Corp.	231,297
32	NCSoft Corp.	27,425
2,271	Neowiz*	46,934
135	NHN Corp.*	9,271
516	NongShim Co., Ltd.	142,502
702	Orion Corp/Republic of Korea	80,133
275	Protec Co., Ltd.	6,936
1,182	S&T Motiv Co., Ltd.	53,752
1,720	S-1 Corp.	134,585
270	Samsung Electro-Mechanics Co., Ltd.	44,242
8,703	Samsung Electronics Co., Ltd.	648,940
154	Samsung SDI Co., Ltd.*	89,029
16,689	Shinsung Tongsang Co., Ltd.*	26,348
454	SK Discovery Co., Ltd.	27,458
559	SK Holdings Co., Ltd.	123,759

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
3,064	SK Hynix, Inc.*	$334,239
369	SK Telecom Co., Ltd.	80,845
2,555	Spigen Korea Co., Ltd.	153,117
129	Suheung Co., Ltd.	6,056
1,798	Woongjin Coway Co., Ltd.*	120,330

		6,690,619

	Taiwan - 15.8%
10,000	Accton Technology Corp.	112,464
26,000	Asustek Computer, Inc.	231,796
14,000	Cathay Financial Holding Co., Ltd.	21,051
38,000	Cheng Loong Corp.	45,982
33,000	Cheng Uei Precision Industry Co., Ltd.	55,317
77,431	Chicony Electronics Co., Ltd.	237,546
287,000	China Development Financial Holding Corp.	94,993
5,000	Chipbond Technology Corp.	11,816
83,000	ChipMOS Technologies, Inc.	101,468
87,000	Chunghwa Telecom Co., Ltd.	337,497
9,000	Cleanaway Co., Ltd.	52,530
253,000	Compal Electronics, Inc.	186,387
37,000	Delta Electronics, Inc.	346,324
36,000	Dynapack International Technology Corp.	108,136
21,000	Far EasTone Telecommunications Co., Ltd.	45,740
2,000	FLEXium Interconnect, Inc.	8,613
21,301	Foxconn Technology Co., Ltd.	40,482
35,000	Getac Technology Corp.	60,912
4,000	Global Mixed Mode Technology, Inc.	22,706
17,000	Great Wall Enterprise Co., Ltd.	30,735
35,000	Greatek Electronics, Inc.	69,756
151,224	Hon Hai Precision Industry Co., Ltd.	495,146
10,240	Innodisk Corp.	60,497
134,000	Inventec Corp.	114,457
46,000	ITE Technology, Inc.	111,488
12,000	King Yuan Electronics Co., Ltd.	14,841
149,245	Lite-On Technology Corp.	264,517
1,000	Lotes Co., Ltd.	16,887
10,000	MediaTek, Inc.	265,855
3,000	Micro-Star International Co., Ltd.	14,147
5,000	momo.com, Inc.	113,353
12,000	Novatek Microelectronics Corp.	157,591
143,000	Pegatron Corp.	342,512
180,000	Pou Chen Corp.	201,153
41,000	Powertech Technology, Inc.	138,476
6,000	Poya International Co., Ltd.	122,998
2,000	President Chain Store Corp.	18,969
7,000	Primax Electronics Ltd.	12,145
14,000	Quanta Computer, Inc.	40,309
47,000	Radiant Opto-Electronics Corp.	190,690
41,000	Shin Kong Financial Holding Co., Ltd.	12,855
106,534	Sigurd Microelectronics Corp.	171,566
11,000	Simplo Technology Co., Ltd.	137,021
64,832	SinoPac Financial Holdings Co., Ltd.	26,419
129,000	Synnex Technology International Corp.	215,781
60,000	Systex Corp.	187,273
6,000	Taiwan Mobile Co., Ltd.	21,119
17,000	Taiwan Semiconductor Manufacturing Co., Ltd.	320,663
22,000	Topco Scientific Co., Ltd.	93,565
49,000	Tripod Technology Corp.	206,652
8,000	TXC Corp.	21,325
17,000	United Integrated Services Co., Ltd.	130,686
163,000	United Microelectronics Corp.	273,523
229,686	Wistron Corp.	253,408
12,000	Yulon Nissan Motor Co., Ltd.	110,613
44,000	Zhen Ding Technology Holding Ltd.	178,518

		7,279,269

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Thailand - 4.5%
52,836	Advanced Info Service PCL NVDR	$310,385
20,400	Bangkok Bank PCL NVDR	80,688
167,600	Bangkok Dusit Medical Services PCL NVDR	116,358
226,200	Charoen Pokphand Foods PCL NVDR	201,964
6,000	Com7 PCL NVDR	7,810
38,700	CP ALL PCL NVDR*	75,243
54,400	Home Product Center PCL NVDR	24,876
39,200	Intouch Holdings PCL NVDR	73,598
841,200	Jasmine International PCL NVDR	89,286
253,500	Krung Thai Bank PCL NVDR	93,920
48,600	MK Restaurants Group PCL NVDR	79,892
41,400	PTT Exploration & Production PCL NVDR	135,766
189,300	PTT PCL NVDR	268,533
18,600	Siam Cement PCL NVDR	234,673
101,700	Siam Makro PCL NVDR	134,084
39,100	Sri Trang Agro-Industry PCL NVDR	34,584
90,200	Tipco Asphalt PCL NVDR	52,687
185,500	United Paper PCL NVDR	80,491

		2,094,838

	Turkey - 5.0%
21,008	AG Anadolu Grubu Holding AS*	74,676
101,054	Aksa Enerji Uretim AS*	101,156
11,149	Aksigorta AS	13,950
69,048	Alkim Alkali Kimya AS	138,421
5,312	BIM Birlesik Magazalar A.S.	53,960
378,924	Dogan Sirketler Grubu Holding AS	156,515
104,543	Enka Insaat ve Sanayi AS	103,664
133,933	Haci Omer Sabanci Holding AS	206,508
437,703	Halk Gayrimenkul Yatirim Ortakligi AS REIT	189,038
180,294	Is Yatirim Menkul Degerler AS Class A	428,388
135,727	Koza Anadolu Metal Madencilik Isletmeleri AS*	282,867
66,426	Tofas Turk Otomobil Fabrikasi AS	303,151
29,446	Turk Telekomunikasyon AS	33,834
38,262	Vestel Beyaz Esya Sanayi ve Ticaret AS	210,448

		2,296,576

	Total Common Stocks (cost $37,946,627)	$44,591,214

Preferred Stocks - 2.8%
	Brazil - 2.4%
44,836	Banco Bradesco S.A.	234,271
3,478	Cia de Transmissao de Energia Eletrica Paulista	18,621
1,401	Cia Paranaense de Energia	20,213
205,318	Itau S.A. *	463,667
61,455	Itau Unibanco Holding S.A.	374,229

		1,111,001

	Chile - 0.4%
45,228	Embotelladora Andina S.A. Class B*	116,428
1,246	Sociedad Quimica y Minera de Chile S.A. Series B	60,678

		177,106

	Total Preferred Stocks (cost $1,058,565)	$1,288,107

	Total Long-Term Investments (cost $39,005,192)	$45,879,321

Short-Term Investments - 0.0%
	U.S. Treasury Bills - 0.0%
$ 8,000	0.06%, 02/25/2021(2)(3)	7,999
13,000	0.18%, 02/25/2021(2)(3)	$12,997

		20,996

	Total Short-Term Investments (cost $20,996)	$20,996

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $39,026,188)	99.7%	$45,900,317
Other Assets and Liabilities	0.3%	129,757

Total Net Assets	100.0%	$46,030,074

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $970,908, representing 2.1% of net assets.

(2)	The rate shown represents current yield to maturity.
(3)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2020, the market value of securities pledged was $20,996.

Futures Contracts Outstanding at December 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	3	03/19/2021	$193,230	$4,304

Total futures contracts				$4,304

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Brazil	$1,141,158	$1,141,158	$—	$—
Chile	1,147,415	1,147,415	—	—
China	10,385,428	10,385,428	—	—
Colombia	152,545	152,545	—	—
Hong Kong	809,088	809,088	—	—
India	1,920,167	1,920,167	—	—
Indonesia	1,744,116	1,744,116	—	—
Malaysia	1,917,946	1,917,946	—	—
Mexico	1,937,430	1,937,430	—	—
Philippines	1,249,209	1,249,209	—	—
Poland	1,358,439	1,358,439	—	—
Russia	1,269,390	1,269,390	—	—
South Africa	1,197,581	1,197,581	—	—
South Korea	6,690,619	6,690,619	—	—
Taiwan	7,279,269	7,279,269	—	—
Thailand	2,094,838	2,094,838	—	—
Turkey	2,296,576	2,296,576	—	—
Preferred Stocks	1,288,107	1,288,107	—	—
Short-Term Investments	20,996	—	20,996	—
Futures Contracts(2)	4,304	4,304	—	—

Total	$45,904,621	$45,883,625	$20,996	$—

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Small Cap ETF
Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Automobiles & Components - 0.6%
373	Patrick Industries, Inc.	$25,495
596	Stoneridge, Inc.*	18,017

		43,512

	Banks - 7.1%
2,707	Bancorp, Inc.*	36,951
67	BancorpSouth Bank	1,838
864	Bank OZK	27,017
231	Berkshire Hills Bancorp, Inc.	3,955
495	Capitol Federal Financial, Inc.	6,187
200	Cathay General Bancorp	6,438
316	Central Pacific Financial Corp.	6,007
101	City Holding Co.	7,025
111	Community Trust Bancorp, Inc.	4,113
659	CVB Financial Corp.	12,850
134	Farmers National Banc Corp.	1,778
3,227	First BanCorp	29,753
249	First Busey Corp.	5,366
575	First Community Bankshares, Inc.	12,408
334	First Financial Corp.	12,976
487	First Hawaiian, Inc.	11,483
1,536	First Interstate BancSystem, Inc. Class A	62,623
113	First Merchants Corp.	4,227
143	Fulton Financial Corp.	1,819
36	Great Southern Bancorp, Inc.	1,760
202	Heartland Financial USA, Inc.	8,155
447	Heritage Commerce Corp.	3,965
325	Heritage Financial Corp.	7,602
392	Hilltop Holdings, Inc.	10,784
225	HomeStreet, Inc.	7,594
1,958	Hope Bancorp, Inc.	21,362
536	Independent Bank Corp.	11,537
172	Lakeland Financial Corp.	9,216
283	Meridian Bancorp, Inc.	4,219
112	Midland States Bancorp, Inc.	2,001
334	Mr Cooper Group, Inc.*	10,364
151	NBT Bancorp, Inc.	4,847
346	Nicolet Bankshares, Inc.*	22,957
937	Northwest Bancshares, Inc.	11,937
1,170	Old National Bancorp	19,375
52	Park National Corp.	5,460
73	Peoples Bancorp, Inc.	1,978
140	Preferred Bank	7,066
72	QCR Holdings, Inc.	2,850
205	Renasant Corp.	6,904
190	S&T Bancorp, Inc.	4,720
57	ServisFirst Bancshares, Inc.	2,297
532	Simmons First National Corp. Class A	11,486
76	Stock Yards Bancorp, Inc.	3,076
248	Towne Bank	5,823
221	TriCo Bancshares	7,797
1,772	TrustCo Bank Corp.	11,819
702	Trustmark Corp.	19,172
37	UMB Financial Corp.	2,553
179	Univest Financial Corp.	3,684
328	Walker & Dunlop, Inc.	30,183
90	Washington Federal, Inc.	2,317
62	Washington Trust Bancorp, Inc.	2,778
871	Waterstone Financial, Inc.	16,392

		560,844

	Capital Goods - 7.6%
95	Alamo Group, Inc.	13,105

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
1,098	Alpha Pro Tech Ltd.*	$12,243
101	Ameresco, Inc. Class A*	5,276
317	Applied Industrial Technologies, Inc.	24,723
1,013	Atkore International Group, Inc.*	41,645
249	Blue Bird Corp.*	4,547
1,637	BMC Stock Holdings, Inc.*	87,874
333	Boise Cascade Co.	15,917
1,298	Builders FirstSource, Inc.*	52,971
368	Comfort Systems USA, Inc.	19,379
466	Federal Signal Corp.	15,457
194	Foundation Building Materials, Inc.*	3,727
1,550	GMS, Inc.*	47,244
1,840	Great Lakes Dredge & Dock Corp.*	24,233
445	IES Holdings, Inc.*	20,488
103	Kadant, Inc.	14,521
1,974	Meritor, Inc.*	55,094
669	Miller Industries, Inc.	25,435
835	MSC Industrial Direct Co., Inc. Class A	70,466
185	MYR Group, Inc.*	11,119
217	National Presto Industries, Inc.	19,189
268	Orion Energy Systems, Inc.*	2,645
284	Systemax, Inc.	10,193
51	Trinity Industries, Inc.	1,346
103	Vectrus, Inc.*	5,121

		603,958

	Commercial & Professional Services - 4.5%
86	Barrett Business Services, Inc.	5,866
743	Brady Corp. Class A	39,245
201	CBIZ, Inc.*	5,349
180	Cimpress plc*	15,793
4,599	CoreCivic, Inc. REIT	30,123
58	CRA International, Inc.	2,954
1,535	Ennis, Inc.	27,400
465	Healthcare Services Group, Inc.	13,066
392	Heidrick & Struggles International, Inc.	11,517
696	Herman Miller, Inc.	23,525
817	HNI Corp.	28,154
39	ICF International, Inc.	2,899
534	Kforce, Inc.	22,476
1,596	Kimball International, Inc. Class B	19,072
175	McGrath Rent Corp.	11,743
1,662	Resources Connection, Inc.	20,891
3,395	Steelcase, Inc. Class A	46,002
146	UniFirst Corp.	30,907

		356,982

	Consumer Durables & Apparel - 2.6%
361	Acushnet Holdings Corp.	14,635
2,603	Ethan Allen Interiors, Inc.	52,607
60	Hooker Furniture Corp.	1,935
295	Johnson Outdoors, Inc. Class A	33,226
1,016	Lakeland Industries, Inc.*	27,686
244	Malibu Boats, Inc. Class A*	15,235
125	MDC Holdings, Inc.	6,075
1,077	Movado Group, Inc.	17,900
686	Smith & Wesson Brands, Inc.	12,176
260	Steven Madden Ltd.	9,183
231	Sturm Ruger & Co., Inc.	15,031
387	Vera Bradley, Inc.*	3,081

		208,770

	Consumer Services - 1.1%
936	American Public Education, Inc.*	28,529
658	H&R Block, Inc.	10,436
1,979	Perdoceo Education Corp.*	24,995
466	Stride, Inc.*	9,893

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
2,070	Universal Technical Institute, Inc.*	$13,372

		87,225

	Diversified Financials - 4.1%
734	Artisan Partners Asset Management, Inc. Class A	36,950
202	B. Riley Financial, Inc.	8,933
210	Cohen & Steers, Inc.	15,603
145	Diamond Hill Investment Group, Inc.	21,644
1,322	Donnelley Financial Solutions, Inc.*	22,434
290	Great Ajax Corp. REIT	3,033
643	Houlihan Lokey, Inc.	43,229
232	Moelis & Co. Class A	10,848
153	Oppenheimer Holdings, Inc. Class A	4,809
93	PRA Group, Inc.*	3,688
40	Regional Management Corp.	1,194
210	SLM Corp.	2,602
559	StoneX Group, Inc.*	32,366
1,185	Virtu Financial, Inc. Class A	29,827
3,446	Waddell & Reed Financial, Inc. Class A	87,770

		324,930

	Energy - 5.1%
451	Arch Resources, Inc.	19,740
511	Bonanza Creek Energy, Inc.*	9,878
7,128	Clean Energy Fuels Corp.*	56,026
3,269	CNX Resources Corp.*	35,305
1,668	CVR Energy, Inc.	24,853
12,451	DHT Holdings, Inc.	65,119
221	Northern Oil and Gas, Inc.*	1,936
5,906	Overseas Shipholding Group, Inc. Class A*	12,639
1,694	Renewable Energy Group, Inc.*	119,969
47	REX American Resources Corp.*	3,453
422	Sabine Royalty Trust	11,909
573	Solaris Oilfield Infrastructure, Inc. Class A	4,664
5,397	W&T Offshore, Inc.*(1)	11,711
710	World Fuel Services Corp.	22,124

		399,326

	Food & Staples Retailing - 1.9%
1,345	Ingles Markets, Inc. Class A	57,378
56	Natural Grocers by Vitamin Cottage, Inc.	769
72	PriceSmart, Inc.	6,559
827	SpartanNash Co.	14,398
148	United Natural Foods, Inc.*	2,364
786	Village Super Market, Inc. Class A	17,339
1,046	Weis Markets, Inc.	50,009

		148,816

	Food, Beverage & Tobacco - 1.8%
50	Coca-Cola Consolidated, Inc.	13,314
649	John B Sanfilippo & Son, Inc.	51,180
1	Mehadrin Ltd.*	29
186	National Beverage Corp.	15,791
192	Pilgrim’s Pride Corp.*	3,765
308	Universal Corp.	14,972
3,914	Vector Group Ltd.	45,598

		144,649

	Health Care Equipment & Services - 9.6%
384	Addus HomeCare Corp.*	44,963
583	AMN Healthcare Services, Inc.*	39,790
6	Atrion Corp.	3,853
41	BioTelemetry, Inc.*	2,955
327	Computer Programs & Systems, Inc.	8,777
142	Corvel Corp.*	15,052
525	FONAR Corp.*	9,114
411	Hanger, Inc.*	9,038
338	HealthStream, Inc.*	7,382

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
671	HMS Holdings Corp.*	$24,659
1,216	InfuSystem Holdings, Inc.*	22,837
1,004	Inovalon Holdings, Inc. Class A*	18,243
242	Integer Holdings Corp.*	19,648
481	Joint Corp.*	12,631
775	Lantheus Holdings, Inc.*	10,455
138	LeMaitre Vascular, Inc.	5,589
603	Magellan Health, Inc.*	49,953
4,754	Meridian Bioscience, Inc.*	88,852
291	Merit Medical Systems, Inc.*	16,153
321	MTBC, Inc.*	2,911
320	National HealthCare Corp.	21,251
52	National Research Corp.	2,223
303	Natus Medical, Inc.*	6,072
779	NextGen Healthcare, Inc.*	14,209
123	Omnicell, Inc.*	14,762
3,679	OraSure Technologies, Inc.*	38,942
150	Orthofix Medical, Inc.*	6,447
196	Owens & Minor, Inc.	5,302
2,279	Patterson Cos., Inc.	67,527
1,827	Premier, Inc. Class A	64,128
523	R1 RCM, Inc.*	12,562
1,499	Select Medical Holdings Corp.*	41,462
106	Simulations Plus, Inc.	7,624
232	STAAR Surgical Co.*	18,379
124	Utah Medical Products, Inc.	10,453
1,130	Zynex, Inc.*(1)	15,210

		759,408

	Household & Personal Products - 1.3%
451	Central Garden & Pet Co. Class A*	16,385
740	Nu Skin Enterprises, Inc. Class A	40,426
625	USANA Health Sciences, Inc.*	48,187

		104,998

	Insurance - 5.9%
135	American Equity Investment Life Holding Co.	3,734
497	American National Group, Inc.	47,772
426	AMERISAFE, Inc.	24,465
2,224	CNO Financial Group, Inc.	49,440
733	Employers Holdings, Inc.	23,595
281	FBL Financial Group, Inc. Class A	14,755
15,600	Genworth Financial, Inc. Class A*	58,968
542	HCI Group, Inc.	28,347
1,848	Heritage Insurance Holdings, Inc.	18,720
882	Horace Mann Educators Corp.	37,079
93	Investors Title Co.	14,229
1,070	Mercury General Corp.	55,865
418	National General Holdings Corp.	14,287
466	Safety Insurance Group, Inc.	36,302
634	Stewart Information Services Corp.	30,660
517	Universal Insurance Holdings, Inc.	7,812

		466,030

	Materials - 5.6%
115	Cabot Corp.	5,161
1,554	Commercial Metals Co.	31,919
525	Domtar Corp.	16,616
1,591	FutureFuel Corp.	20,206
947	Greif, Inc. Class A	44,395
57	Hawkins, Inc.	2,982
464	Haynes International, Inc.	11,062
127	Innospec, Inc.	11,523
185	Kaiser Aluminum Corp.	18,296
690	Kronos Worldwide, Inc.	10,288
254	Mesabi Trust	7,125
496	Myers Industries, Inc.	10,307

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
2,445	Ryerson Holding Corp.*	$33,350
2,115	Schnitzer Steel Industries, Inc. Class A	67,490
1,017	Schweitzer-Mauduit International, Inc.	40,894
779	Silgan Holdings, Inc.	28,885
131	Stepan Co.	15,631
1,369	Tredegar Corp.	22,862
345	UFP Technologies, Inc.*	16,077
601	Worthington Industries, Inc.	30,855

		445,924

	Media & Entertainment - 1.8%
1,535	AMC Networks, Inc. Class A*(1)	54,907
1,201	John Wiley & Sons, Inc. Class A	54,837
1,743	MSG Networks, Inc. Class A*	25,692
235	Scholastic Corp.	5,875

		141,311

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
1,698	Amphastar Pharmaceuticals, Inc.*	34,147
893	Anika Therapeutics, Inc.*	40,417
11,712	Catalyst Pharmaceuticals, Inc.*	39,118
2,436	Coherus Biosciences, Inc.*	42,338
5,247	Corcept Therapeutics, Inc.*	137,262
532	Eagle Pharmaceuticals, Inc.*	24,775
1,593	Innoviva, Inc.*	19,737
3,336	Ironwood Pharmaceuticals, Inc.*	37,997
614	Luminex Corp.	14,196
160	Pacira BioSciences, Inc.*	9,574
29,612	Palatin Technologies, Inc.*(1)	20,012
2,044	Phibro Animal Health Corp. Class A	39,694
642	Prestige Consumer Healthcare, Inc.*	22,387
1,759	Supernus Pharmaceuticals, Inc.*	44,256
6,497	Vanda Pharmaceuticals, Inc.*	85,371

		611,281

	Real Estate - 4.3%
950	Bluerock Residential Growth REIT, Inc.	12,036
588	Centerspace REIT	41,536
582	City Office, Inc. REIT	5,686
265	Corporate Office Properties Trust REIT	6,911
1,916	DiamondRock Hospitality Co. REIT	15,807
892	Easterly Government Properties, Inc. REIT	20,204
145	eXp World Holdings, Inc.*	9,152
1,911	Farmland Partners, Inc. REIT	16,626
4,171	Geo Group, Inc. REIT	36,955
222	Getty Realty Corp. REIT	6,114
1,142	Gladstone Land Corp. REIT	16,719
1,010	Independence Realty Trust, Inc. REIT	13,564
2,328	iStar, Inc. REIT	34,571
129	Kennedy-Wilson Holdings, Inc.	2,308
174	LTC Properties, Inc. REIT	6,770
297	Mack-Cali Realty Corp. REIT	3,701
913	Marcus & Millichap, Inc. REIT*	33,991
155	NexPoint Residential Trust, Inc. REIT	6,558
1,279	Piedmont Office Realty Trust, Inc. Class A, REIT	20,758
106	RMR Group, Inc. REIT	4,094
1,291	RPT Realty REIT	11,167
1,447	Sunstone Hotel Investors, Inc. REIT	16,395

		341,623

	Retailing - 9.6%
1,547	1-800-Flowers.com, Inc. Class A*	40,222
1,211	Abercrombie & Fitch Co. Class A	24,656
133	America’s Car-Mart, Inc.*	14,609
149	American Eagle Outfitters, Inc.	2,991
225	Asbury Automotive Group, Inc.*	32,792
1,369	Big Lots, Inc.	58,771

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
2,333	Blue Apron Holdings, Inc. Class A*	$13,042
1,671	Buckle, Inc.	48,793
2,590	Cato Corp. Class A	24,838
194	Citi Trends, Inc.	9,638
105	Core-Mark Holding Co., Inc.	3,084
287	Dick’s Sporting Goods, Inc.	16,132
244	Dillard’s, Inc. Class A(1)	15,384
1,117	Haverty Furniture Cos., Inc.	30,907
1,345	Hibbett Sports, Inc.*	62,112
298	MarineMax, Inc.*	10,439
580	Nordstrom, Inc.	18,102
1,731	ODP Corp.	50,718
616	PetMed Express, Inc.	19,749
2,101	Rent-A-Center, Inc.	80,447
3,658	Sally Beauty Holdings, Inc.*	47,700
3,051	Sportsman’s Warehouse Holdings, Inc.*	53,545
4,626	Tilly’s, Inc. Class A	37,748
535	Urban Outfitters, Inc.*	13,696
797	Zumiez, Inc.*	29,314

		759,429

	Semiconductors & Semiconductor Equipment - 2.9%
3,564	Amkor Technology, Inc.	53,745
186	Axcelis Technologies, Inc.*	5,416
1,159	Diodes, Inc.*	81,709
977	FormFactor, Inc.*	42,031
962	NeoPhotonics Corp.*	8,745
3,364	Photronics, Inc.*	37,542

		229,188

	Software & Services - 4.1%
252	American Software, Inc. Class A	4,327
652	Cardtronics plc Class A*	23,016
1,007	CSG Systems International, Inc.	45,386
185	EVERTEC, Inc.	7,274
165	ExlService Holdings, Inc.*	14,046
234	Hackett Group, Inc.	3,367
264	ManTech International Corp. Class A	23,480
122	MicroStrategy, Inc. Class A*	47,403
689	NIC, Inc.	17,797
226	Perficient, Inc.*	10,769
2,008	Sykes Enterprises, Inc.*	75,641
1,147	Teradata Corp.*	25,773
299	TTEC Holdings, Inc.	21,806

		320,085

	Technology Hardware & Equipment - 6.5%
196	EchoStar Corp. Class A*	4,153
629	ePlus, Inc.*	55,321
665	Fabrinet*	51,597
1,099	Insight Enterprises, Inc.*	83,623
918	Methode Electronics, Inc.	35,141
276	OSI Systems, Inc.*	25,729
1,245	PC Connection, Inc.	58,876
653	Plexus Corp.*	51,071
1,318	Sanmina Corp.*	42,031
582	ScanSource, Inc.*	15,353
2,900	TTM Technologies, Inc.*	40,005
1,256	Vishay Intertechnology, Inc.	26,012
824	Vishay Precision Group, Inc.*	25,940

		514,852

	Telecommunication Services - 1.0%
1,598	Consolidated Communications Holdings, Inc.*	7,814
746	Telephone & Data Systems, Inc.	13,853
1,828	United States Cellular Corp.*	56,102

		77,769

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Transportation - 1.7%
200	Air Transport Services Group, Inc.*		$6,268
585	Hub Group, Inc. Class A*		33,345
664	Marten Transport Ltd.		11,441
1,222	Schneider National, Inc. Class B		25,295
452	Universal Logistics Holdings, Inc.		9,307
1,187	Werner Enterprises, Inc.		46,554

			132,210

	Utilities - 0.5%
57	MGE Energy, Inc.		3,992
62	Northwest Natural Holding Co.		2,852
1,611	Spark Energy, Inc. Class A		15,417
397	Unitil Corp.		17,575

			39,836

	Total Common Stocks (cost $6,971,383)		$7,822,956

Short-Term Investments - 1.6%
	Securities Lending Collateral - 1.4%
105,238	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		105,238
4,174	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		4,174

			109,412

	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bills - 0.2%
10,000	0.15%, 02/25/2021(3)(4)		9,998
10,000	0.17%, 02/25/2021(3)(4)		9,997

			19,995

	Total Short-Term Investments (cost $129,407)		$129,407

	Total Investments (cost $7,100,790)	100.5%	$7,952,363
	Other Assets and Liabilities	(0.5)%	(42,172)

	Total Net Assets	100.0%	$7,910,191

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2020, the market value of securities pledged was $19,995.

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Futures Contracts Outstanding at December 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/19/2021	$98,740	$3,646

Total futures contracts				$3,646

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$43,512	$43,512	$—	$—
Banks	560,849	560,849	—	—
Capital Goods	603,957	603,957	—	—
Commercial & Professional Services	326,860	326,860	—	—
Consumer Durables & Apparel	208,771	208,771	—	—
Consumer Services	87,225	87,225	—	—
Diversified Financials	324,928	324,928	—	—
Energy	399,326	399,326	—	—
Food & Staples Retailing	148,815	148,815	—	—
Food, Beverage & Tobacco	144,649	144,649	—	—
Health Care Equipment & Services	759,407	759,407	—	—
Household & Personal Products	104,998	104,998	—	—
Insurance	466,029	466,029	—	—
Materials	445,925	445,925	—	—
Media & Entertainment	141,312	141,312	—	—
Pharmaceuticals, Biotechnology & Life Sciences	611,281	611,281	—	—
Real Estate	371,747	371,747	—	—
Retailing	759,427	759,427	—	—
Semiconductors & Semiconductor Equipment	229,188	229,188	—	—
Software & Services	320,084	320,084	—	—
Technology Hardware & Equipment	514,853	514,853	—	—
Telecommunication Services	77,768	77,768	—	—
Transportation	132,210	132,210	—	—
Utilities	39,835	39,835	—	—
Short-Term Investments	129,407	109,412	19,995	—
Futures Contracts(2)	3,646	3,646	—	—

Total	$7,956,009	$7,936,014	$19,995	$—

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF
Schedule of Investments December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Automobiles & Components - 0.7%
1,804	Autoliv, Inc.	$166,148
6,458	BorgWarner, Inc.	249,537
6,922	Gentex Corp.	234,864
3,531	LCI Industries	457,900
898	Tesla, Inc.*	633,692

		1,742,141

	Banks - 2.9%
63,282	Bank of America Corp.	1,918,078
3,335	Citigroup, Inc.	205,636
1,804	Cullen/Frost Bankers, Inc.	157,363
6,905	East West Bancorp, Inc.	350,153
17,777	JP Morgan Chase & Co.	2,258,923
1,320	M&T Bank Corp.	168,036
33,018	New York Community Bancorp, Inc.	348,340
15,936	PennyMac Financial Services, Inc.	1,045,720
18,167	People’s United Financial, Inc.	234,899
1,628	SVB Financial Group*	631,387
2,836	Zions Bancorp NA	123,196

		7,441,731

	Capital Goods - 5.2%
4,675	3M Co.	817,143
13,358	A.O. Smith Corp.	732,286
6,217	Allison Transmission Holdings, Inc.	268,139
3,476	BWX Technologies, Inc.	209,533
2,968	Caterpillar, Inc.	540,235
5,902	Cummins, Inc.	1,340,344
4,501	Eaton Corp. plc	540,750
5,436	Emerson Electric Co.	436,891
20,807	Fastenal Co.	1,016,006
500	Generac Holdings, Inc.*	113,705
769	General Dynamics Corp.	114,443
980	Hubbell, Inc.	153,654
2,620	Illinois Tool Works, Inc.	534,166
3,111	Lincoln Electric Holdings, Inc.	361,654
1,035	Lockheed Martin Corp.	367,404
11,833	Masco Corp.	649,987
722	Nordson Corp.	145,086
11,807	PACCAR, Inc.	1,018,708
2,763	Quanta Services, Inc.	198,991
1,673	Regal-Beloit Corp.	205,461
1,506	Rockwell Automation, Inc.	377,720
2,098	Simpson Manufacturing Co., Inc.	196,058
3,140	Snap-on, Inc.	537,380
8,503	UFP Industries, Inc.	472,342
2,073	United Rentals, Inc.*	480,749
2,287	Watsco, Inc.	518,120
2,405	WW Grainger, Inc.	982,058

		13,329,013

	Commercial & Professional Services - 1.2%
2,469	ASGN, Inc.*	206,236
1,807	CoreLogic, Inc.	139,717
5,111	FTI Consulting, Inc.*	571,001
6,411	ManpowerGroup, Inc.	578,144
1,542	Republic Services, Inc.	148,495
15,471	Robert Half International, Inc.	966,628
2,346	Rollins, Inc.	91,658
2,355	Waste Management, Inc.	277,725

		2,979,604

	Consumer Durables & Apparel - 1.2%
1,476	D.R. Horton, Inc.	101,726

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
655	Deckers Outdoor Corp.*	$187,841
8,354	Garmin Ltd.	999,640
689	Helen of Troy Ltd.*	153,089
734	Lululemon Athletica, Inc.*	255,454
4,758	NIKE, Inc. Class B	673,114
57	NVR, Inc.*	232,552
3,873	Ralph Lauren Corp.	401,785
2,640	Skechers USA, Inc. Class A*	94,881

		3,100,082

	Consumer Services - 0.4%
2,851	Domino’s Pizza, Inc.	1,093,245
831	Grand Canyon Education, Inc.*	77,374

		1,170,619

	Diversified Financials - 3.1%
4,562	Ameriprise Financial, Inc.	886,533
7,839	Berkshire Hathaway, Inc. Class B*	1,817,629
950	BlackRock, Inc.	685,463
30,251	Cannae Holdings, Inc.*	1,339,212
28,077	Franklin Resources, Inc.	701,644
11,591	Jefferies Financial Group, Inc.	285,139
16,553	Morgan Stanley	1,134,377
3,852	Nasdaq, Inc.	511,315
2,507	Raymond James Financial, Inc.	239,845
2,175	T Rowe Price Group, Inc.	329,273
2,177	Voya Financial, Inc.	128,029

		8,058,459

	Energy - 2.1%
75,403	Cabot Oil & Gas Corp.	1,227,561
1,020	Cheniere Energy, Inc.*	61,231
9,075	Chevron Corp.	766,384
11,272	ConocoPhillips	450,767
4,415	EOG Resources, Inc.	220,176
58,100	Exxon Mobil Corp.	2,394,882
3,057	Phillips 66	213,806

		5,334,807

	Food & Staples Retailing - 3.1%
1,494	Casey’s General Stores, Inc.	266,858
1,408	Costco Wholesale Corp.	530,506
58,033	Kroger Co.	1,843,128
77,720	Sprouts Farmers Market, Inc.*	1,562,172
25,281	Walgreens Boots Alliance, Inc.	1,008,206
18,502	Walmart, Inc.	2,667,064

		7,877,934

	Food, Beverage & Tobacco - 3.1%
11,160	Archer-Daniels-Midland Co.	562,576
21,374	Coca-Cola Co.	1,172,150
3,425	Conagra Brands, Inc.	124,190
30,400	Flowers Foods, Inc.	687,952
10,467	General Mills, Inc.	615,460
920	Hershey Co.	140,144
7,866	Hormel Foods Corp.	366,634
4,086	Ingredion, Inc.	321,446
4,810	JM Smucker Co.	556,036
9,945	Kellogg Co.	618,877
1,091	Lancaster Colony Corp.	200,449
15,320	PepsiCo., Inc.	2,271,956
4,218	Philip Morris International, Inc.	349,208

		7,987,078

	Health Care Equipment & Services - 7.1%
16,542	Abbott Laboratories	1,811,184
1,803	Amedisys, Inc.*	528,874
9,040	AmerisourceBergen Corp.	883,750

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
1,233	Baxter International, Inc.	$98,936
9,363	Centene Corp.*	562,061
6,750	Cerner Corp.	529,740
20,672	CVS Health Corp.	1,411,898
11,955	DaVita, Inc.*	1,403,517
7,218	Globus Medical, Inc. Class A*	470,758
13,223	Henry Schein, Inc.*	884,090
1,235	Hill-Rom Holdings, Inc.	120,993
2,112	Hologic, Inc.*	153,817
1,859	Humana, Inc.	762,692
724	IDEXX Laboratories, Inc.*	361,906
1,889	LHC Group, Inc.*	402,961
2,637	Masimo Corp.*	707,718
3,476	McKesson Corp.	604,546
8,787	Molina Healthcare, Inc.*	1,868,819
3,699	Quest Diagnostics, Inc.	440,810
3,898	Quidel Corp.*	700,276
1,802	ResMed, Inc.	383,033
714	STERIS plc	135,331
7,378	UnitedHealth Group, Inc.	2,587,317
139	Veeva Systems, Inc. Class A*	37,843
1,163	West Pharmaceutical Services, Inc.	329,489

		18,182,359

	Household & Personal Products - 1.7%
4,353	Clorox Co.	878,958
7,756	Colgate-Palmolive Co.	663,216
436	Estee Lauder Cos., Inc. Class A	116,059
4,530	Herbalife Nutrition Ltd.*	217,666
5,940	Kimberly-Clark Corp.	800,890
12,030	Procter & Gamble Co.	1,673,854

		4,350,643

	Insurance - 3.2%
1,035	Aflac, Inc.	46,026
10,550	Allstate Corp.	1,159,762
2,496	Arthur J Gallagher & Co.	308,780
2,927	Chubb Ltd.	450,524
19,350	CNA Financial Corp.	753,876
1,882	Everest Re Group Ltd.	440,557
3,647	First American Financial Corp.	188,295
558	Hanover Insurance Group, Inc.	65,241
6,021	Kemper Corp.	462,593
27,987	MetLife, Inc.	1,313,990
15,770	Principal Financial Group, Inc.	782,350
9,810	Progressive Corp.	970,013
6,471	Travelers Cos., Inc.	908,334
1,323	Willis Towers Watson plc	278,730

		8,129,071

	Materials - 3.6%
571	Air Products & Chemicals, Inc.	156,009
1,178	AptarGroup, Inc.	161,256
4,037	Avery Dennison Corp.	626,179
7,001	Berry Plastics Group, Inc.*	393,386
346	Ecolab, Inc.	74,861
14,276	Graphic Packaging Holding Co.	241,835
11,222	International Paper Co.	557,958
3,742	LyondellBasell Industries N.V. Class A	342,992
2,362	NewMarket Corp.	940,761
14,395	Newmont Corp.	862,117
7,545	Nucor Corp.	401,319
9,938	Packaging Corp. of America	1,370,550
1,709	PPG Industries, Inc.	246,472
7,727	Reliance Steel & Aluminum Co.	925,308
5,091	RPM International, Inc.	462,161
1,016	Scotts Miracle-Gro Co.	202,326

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
251	Sherwin-Williams Co.	$184,462
12,622	Sonoco Products Co.	747,853
12,501	Steel Dynamics, Inc.	460,912

		9,358,717

	Media & Entertainment - 5.3%
7,108	Activision Blizzard, Inc.	659,978
1,393	Alphabet, Inc. Class A*	2,441,428
509	Charter Communications, Inc. Class A*	336,729
37,218	Comcast Corp. Class A	1,950,223
7,732	DISH Network Corp. Class A*	250,053
10,417	Electronic Arts, Inc.	1,495,881
7,945	Facebook, Inc. Class A*	2,170,256
2,357	Match Group, Inc.*	356,355
2,667	Netflix, Inc.*	1,442,127
3,924	New York Times Co. Class A	203,145
5,936	Omnicom Group, Inc.	370,228
3,222	Take-Two Interactive Software, Inc.*	669,499
5,070	Walt Disney Co.*	918,583
42,246	Zynga, Inc. Class A*	416,968

		13,681,453

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
29,201	AbbVie, Inc.	3,128,887
1,086	Agilent Technologies, Inc.	128,680
7,427	Alexion Pharmaceuticals, Inc.*	1,160,395
4,844	Amgen, Inc.	1,113,733
1,857	Bio-Rad Laboratories, Inc. Class A*	1,082,520
4,342	Biogen, Inc.*	1,063,182
2,182	BioMarin Pharmaceutical, Inc.*	191,340
8,910	Bristol-Myers Squibb Co.	552,687
1,546	China Biologic Products Holdings, Inc.*	182,598
8,096	Eli Lilly & Co.	1,366,929
1,467	Emergent BioSolutions, Inc.*	131,443
5,225	Exelixis, Inc.*	104,866
24,697	Gilead Sciences, Inc.	1,438,847
11,086	Horizon Therapeutics plc*	810,941
1,218	Jazz Pharmaceuticals plc*	201,031
16,545	Johnson & Johnson	2,603,852
28,263	Merck & Co., Inc.	2,311,913
333	Mettler-Toledo International, Inc.*	379,513
55,480	Pfizer, Inc.	2,042,219
1,367	Regeneron Pharmaceuticals, Inc.*	660,411
236	Seagen, Inc.*	41,333
3,405	Thermo Fisher Scientific, Inc.	1,585,981
15,054	United Therapeutics Corp.*	2,285,047
2,116	Vertex Pharmaceuticals, Inc.*	500,095
6,854	Viatris, Inc.*	128,444

		25,196,887

	Real Estate - 4.4%
2,629	Alexandria Real Estate Equities, Inc. REIT	468,540
9,974	American Homes 4 Rent Class A, REIT	299,220
2,337	American Tower Corp. REIT	524,563
9,132	CBRE Group, Inc. Class A*	572,759
4,642	Coresite Realty Corp. REIT	581,550
5,718	Crown Castle International Corp. REIT	910,248
3,521	CyrusOne, Inc. REIT	257,561
6,224	Digital Realty Trust, Inc. REIT	868,310
10,319	Duke Realty Corp. REIT	412,451
969	Equinix, Inc. REIT	692,040
74,666	Equity Commonwealth REIT	2,036,889
722	Equity Residential REIT	42,800
3,039	Host Hotels & Resorts, Inc. REIT	44,461
13,464	Iron Mountain, Inc. REIT	396,919
79,939	Lexington Realty Trust REIT	848,952
3,634	Life Storage, Inc. REIT	433,863

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
17,090	Medical Properties Trust, Inc. REIT	$372,391
1,313	Mid-America Apartment Communities, Inc. REIT	166,344
2,733	Physicians Realty Trust REIT	48,647
3,045	Prologis, Inc. REIT	303,465
1,592	Public Storage REIT	367,641
8,076	QTS Realty Trust, Inc. Class A, REIT	499,743
606	SBA Communications Corp. REIT	170,971
1,573	STAG Industrial, Inc. REIT	49,266

		11,369,594

	Retailing - 7.4%
181	Advance Auto Parts, Inc.	28,509
598	Amazon.com, Inc.*	1,947,644
801	AutoZone, Inc.*	949,537
10,374	Best Buy Co., Inc.	1,035,222
35	Booking Holdings, Inc.*	77,955
6,508	Dollar General Corp.	1,368,632
7,391	Dollar Tree, Inc.*	798,524
20,581	eBay, Inc.	1,034,195
4,901	Foot Locker, Inc.	198,196
7,676	Genuine Parts Co.	770,901
8,561	Home Depot, Inc.	2,273,973
4,485	Lowe’s Cos., Inc.	719,887
12,742	Murphy USA, Inc.	1,667,546
1,334	O’Reilly Automotive, Inc.*	603,728
2,285	Pool Corp.	851,163
719	Stamps.com, Inc.*	141,061
11,578	Target Corp.	2,043,864
4,209	Tiffany & Co.	553,273
7,179	TJX Cos., Inc.	490,254
6,355	Tractor Supply Co.	893,386
4,735	Williams-Sonoma, Inc.	482,212

		18,929,662

	Semiconductors & Semiconductor Equipment - 5.1%
273	Analog Devices, Inc.	40,330
7,081	Applied Materials, Inc.	611,090
664	Broadcom, Inc.	290,732
4,517	Cirrus Logic, Inc.*	371,297
59,219	Intel Corp.	2,950,291
3,345	KLA Corp.	866,054
771	Lam Research Corp.	364,120
2,739	Marvell Technology Group Ltd.	130,212
8,609	Maxim Integrated Products, Inc.	763,188
7,530	Micron Technology, Inc.*	566,105
787	Monolithic Power Systems, Inc.	288,223
2,593	NVIDIA Corp.	1,354,065
7,360	Power Integrations, Inc.	602,490
3,414	Qorvo, Inc.*	567,646
5,102	QUALCOMM, Inc.	777,239
3,503	Skyworks Solutions, Inc.	535,539
499	SolarEdge Technologies, Inc.*	159,241
6,016	Teradyne, Inc.	721,258
6,348	Texas Instruments, Inc.	1,041,897
1,585	Xilinx, Inc.	224,705

		13,225,722

	Software & Services - 12.8%
4,292	Accenture plc Class A	1,121,113
3,977	Adobe, Inc.*	1,988,977
7,819	Akamai Technologies, Inc.*	820,917
7,727	Alarm.com Holdings, Inc.*	799,358
13,828	Amdocs Ltd.	980,820
637	ANSYS, Inc.*	231,741
400	Autodesk, Inc.*	122,136
886	Automatic Data Processing, Inc.	156,113
352	Black Knight, Inc.*	31,099

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
14,622	Booz Allen Hamilton Holding Corp.	$1,274,746
4,974	Broadridge Financial Solutions, Inc.	762,017
2,654	CACI International, Inc. Class A*	661,722
7,575	Cadence Design Systems, Inc.*	1,033,457
11,086	Citrix Systems, Inc.	1,442,289
8,835	Cognizant Technology Solutions Corp. Class A	724,028
3,338	Concentrix Corp.*	329,461
1,154	EPAM Systems, Inc.*	413,536
220	Fair Isaac Corp.*	112,429
432	Five9, Inc.*	75,341
4,009	Fortinet, Inc.*	595,457
8,851	International Business Machines Corp.	1,114,164
1,392	Intuit, Inc.	528,751
5,855	Jack Henry & Associates, Inc.	948,451
6,081	Leidos Holdings, Inc.	639,235
3,817	Mastercard, Inc. Class A	1,362,440
14,053	MAXIMUS, Inc.	1,028,539
10,277	Microsoft Corp.	2,285,810
28,794	Nortonlifelock, Inc.	598,339
5,902	Nuance Communications, Inc.*	260,219
20,766	Oracle Corp.	1,343,353
8,307	Paychex, Inc.	774,046
7,557	PayPal Holdings, Inc.*	1,769,849
618	Qualys, Inc.*	75,316
116	RingCentral, Inc. Class A*	43,961
5,050	salesforce.com, Inc.*	1,123,776
428	ServiceNow, Inc.*	235,584
3,225	Synopsys, Inc.*	836,049
945	Tyler Technologies, Inc.*	412,511
2,122	VeriSign, Inc.*	459,201
7,049	Visa, Inc. Class A	1,541,828
6,117	VMware, Inc. Class A*(1)	857,970
51,356	Western Union Co.	1,126,751

		33,042,900

	Technology Hardware & Equipment - 7.9%
868	Amphenol Corp. Class A	113,508
17,321	Apple, Inc.	2,298,324
6,260	CDW Corp.	825,005
17,059	Ciena Corp.*	901,568
61,847	Cisco Systems, Inc.	2,767,653
8,652	Corning, Inc.	311,472
9,426	Dolby Laboratories, Inc. Class A	915,547
6,004	F5 Networks, Inc.*	1,056,344
80,253	Hewlett Packard Enterprise Co.	950,998
74,796	HP, Inc.	1,839,234
34,927	Juniper Networks, Inc.	786,207
10,071	Keysight Technologies, Inc.*	1,330,278
1,304	Motorola Solutions, Inc.	221,758
9,742	National Instruments Corp.	428,064
22,814	NetApp, Inc.	1,511,199
36,658	Seagate Technology plc	2,278,661
3,350	SYNNEX Corp.	272,824
2,470	Trimble, Inc.*	164,922
1,466	Ubiquiti, Inc.	408,296
2,378	Zebra Technologies Corp. Class A*	913,937

		20,295,799

	Telecommunication Services - 3.2%
84,630	AT&T, Inc.	2,433,959
44,225	CenturyLink, Inc.	431,194
6,261	Cogent Communications Holdings, Inc.	374,846
10,019	Liberty Global plc Series C*	236,949
12,853	T-Mobile U.S., Inc.*	1,733,227
51,901	Verizon Communications, Inc.	3,049,184

		8,259,359

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 1.8%
10,835	CH Robinson Worldwide, Inc.	$1,017,082
5,009	Expeditors International of Washington, Inc.	476,406
5,701	J.B. Hunt Transport Services, Inc.	779,042
3,621	Knight-Swift Transportation Holdings, Inc.	151,430
4,951	Landstar System, Inc.	666,702
1,479	Old Dominion Freight Line, Inc.	288,671
3,533	Saia, Inc.*	638,766
3,146	United Parcel Service, Inc. Class B	529,786

		4,547,885

	Utilities - 3.5%
5,690	Alliant Energy Corp.	293,206
4,503	Ameren Corp.	351,504
2,179	American Electric Power Co., Inc.	181,445
573	American Water Works Co., Inc.	87,938
2,961	Atmos Energy Corp.	282,568
6,199	Avangrid, Inc.	281,745
8,725	CMS Energy Corp.	532,312
6,262	Consolidated Edison, Inc.	452,555
9,086	Dominion Energy, Inc.	683,267
6,829	Duke Energy Corp.	625,263
418	Entergy Corp.	41,733
5,761	Evergy, Inc.	319,793
3,691	Eversource Energy	319,308
10,945	Exelon Corp.	462,098
3,475	FirstEnergy Corp.	106,370
12,974	National Fuel Gas Co.	533,621
2,962	NextEra Energy, Inc.	228,518
21,504	NRG Energy, Inc.	807,475
12,851	PPL Corp.	362,398
1,863	Public Service Enterprise Group, Inc.	108,613
5,822	Southern Co.	357,646
4,648	Southwest Gas Holdings, Inc.	282,366
16,245	Vistra Energy Corp.	319,377
4,301	WEC Energy Group, Inc.	395,821
8,226	Xcel Energy, Inc.	548,428

		8,965,368

	Total Common Stocks (cost $225,071,643)	$256,556,887

U.S. Government Securities - 0.0%
	U.S. Treasury Bills – 0.0%
$5,000	0.13%, 02/25/2021(2)(4)	4,999

	Total U.S. Government Securities (cost $4,998)	$4,999

	Total Long-Term Investments (cost $225,076,641)	$256,561,886

Short-Term Investments - 0.2%
	Securities Lending Collateral - 0.2%
517,422	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	517,422
20,521	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	20,521

		537,943

	U.S. Treasury Securities - 0.0%
	U.S. Treasury Bills - 0.0%
11,000	0.06%, 02/25/2021(2)(4)	10,999
14,000	0.09%, 02/25/2021(2)(4)	13,999

		24,998

	Total Short-Term Investments (cost $562,941)	$562,941

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $225,639,582)	100.0%	$257,124,827
Other Assets and Liabilities	0.0%	(74,515)

Total Net Assets	100.0%	$257,050,312

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	The rate shown represents current yield to maturity.
(3)	Current yield as of period end
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2020, the market value of securities pledged was $29,997.

Futures Contracts Outstanding at December 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	2	03/19/2021	$374,880	$8,860

Total futures contracts				$8,860

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2020 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$1,742,141	$1,742,141	$—	$—
Banks	7,441,731	7,441,731	—	—
Capital Goods	13,329,013	13,329,013	—	—
Commercial & Professional Services	2,979,604	2,979,604	—	—
Consumer Durables & Apparel	3,100,082	3,100,082	—	—
Consumer Services	1,170,619	1,170,619	—	—
Diversified Financials	8,058,459	8,058,459	—	—
Energy	5,334,807	5,334,807	—	—
Food & Staples Retailing	7,877,934	7,877,934	—	—
Food, Beverage & Tobacco	7,987,078	7,987,078	—	—
Health Care Equipment & Services	18,182,359	18,182,359	—	—
Household & Personal Products	4,350,643	4,350,643	—	—
Insurance	8,129,071	8,129,071	—	—
Materials	9,358,717	9,358,717	—	—
Media & Entertainment	13,681,453	13,681,453	—	—
Pharmaceuticals, Biotechnology & Life Sciences	25,196,887	25,196,887	—	—
Real Estate	11,369,594	11,369,594	—	—
Retailing	18,929,662	18,929,662	—	—
Semiconductors & Semiconductor Equipment	13,225,722	13,225,722	—	—
Software & Services	33,042,900	33,042,900	—	—
Technology Hardware & Equipment	20,295,799	20,295,799	—	—
Telecommunication Services	8,259,359	8,259,359	—	—
Transportation	4,547,885	4,547,885	—	—
Utilities	8,965,368	8,965,368	—	—
U.S. Government Securities	4,999	—	4,999	—
Short-Term Investments	562,941	537,943	24,998	—
Futures Contracts(2)	8,860	8,860	—	—

Total	$257,133,687	$257,103,690	$29,997	$—

(1)	For the period ended December 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

MULTIFACTOR ETFs

NOTES TO THE SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1.   Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the (“Exchange Close”) Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of a Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). Each Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned

Each Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for a Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of December 31, 2020.

Fund	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower (2)	Net Amount (3)
Multifactor Developed Markets (ex-US) ETF	$23,931,123	$(23,931,123)	$—
Multifactor Diversified International ETF	40,734	(40,734)	—
Multifactor Emerging Markets ETF	—	—	—
Multifactor Small Cap ETF	103,360	(103,360)	—
Multifactor US Equity ETF	563,284	(563,284)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$24,723,914	$396,098
Multifactor Diversified International ETF	43,023	—
Multifactor Emerging Markets ETF	—	—
Multifactor Small Cap ETF	115,171	—
Multifactor US Equity ETF	566,256	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Multifactor Developed Markets (ex-US) ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$24,723,914	$—	$—	$—	$24,723,914

Total Borrowings	$24,723,914	$—	$—	$—	$24,723,914

Gross amount of recognized liabilities for securities lending transactions					$24,723,914

Multifactor Diversified International ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$43,023	$—	$—	$—	$43,023

Total Borrowings	$43,023	$—	$—	$—	$43,023

Gross amount of recognized liabilities for securities lending transactions					$43,023

Multifactor Small Cap ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$115,171	$—	$—	$—	$115,171

Total Borrowings	$115,171	$—	$—	$—	$115,171

Gross amount of recognized liabilities for securities lending transactions					$115,171

Multifactor US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$566,256	$—	$—	$—	$566,256

Total Borrowings	$566,256	$—	$—	$—	$566,256

Gross amount of recognized liabilities for securities lending transactions					$566,256

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.